PART B
STATEMENT OF ADDITIONAL INFORMATION
PRINCIPAL VARIABLE UNIVERSAL LIFE INCOME IIISM
dated May 1, 2014
This Statement of Additional Information provides information about the Principal Variable Universal Life Income III Insurance Policy (the “Policy”) sponsored by Principal National Life Insurance Company through its Principal National Life Insurance Company Variable Life Separate Account.
This Statement of Additional Information is not a prospectus but does provide information that supplements the Policy’s prospectus dated May 1, 2014. It should be read with that prospectus which is available without charge. To request a copy of the prospectus, please contact us at:
Principal Variable Universal Life Income III
Principal Financial Group
P.O. Box 10431
Des Moines, Iowa 50306-0431
Telephone: 1-800-247-9988
Fax: 1-866-885-0390

GENERAL INFORMATION AND HISTORY
The Company
Principal National Life Insurance Company (the “Company”) is the issuer of the Principal Variable Universal Life Income III Insurance Policy (the “Policy”). The Company is a stock life insurance company with its home office at: Principal Financial Group, 711 High Street, Des Moines, Iowa 50306-0431. It is authorized to transact life insurance business in the District of Columbia and in every state except New York. The Company is a wholly-owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a wholly owned subsidiary of Principal Financial Group, Inc.
The Progressive Corporation (“Progressive”), an Ohio corporation, organized the Company on November 6, 1967, as an Ohio domiciled life insurance company. PFS acquired control of the Company from Progressive pursuant to a Purchase and Sale Agreement dated August 22, 2003. PFS subsequently redomesticated the Company to Iowa and on October 21, 2003, changed the Company’s name from Progressive American Life Insurance Company to Principal Health Insurance Company. PFS originally intended to use the Company to sell group medical insurance and to provide third party administrative services to self-insured customers. However, PFS never used the Company for these purposes. PFS eventually determined that the best strategic use of the Company would be to offer and sell individual life insurance products. On October 16, 2007, PFS changed the Company’s name to Principal National Life Insurance Company to reflect this change in purpose.
Principal National Life Insurance Company Variable Life Separate Account
The Company’s board of directors established the Variable Life Separate Account (the “Separate Account”) under Iowa law on November 28, 2007. It is registered as a unit investment trust with the U.S. Securities and Exchange Commission (the “SEC”). This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.
All of the units of the Separate Account are owned by the Company. Policy owners may purchase units of the divisions of the Separate Account.
Administrative and Facilities Services
Principal Life Insurance Company (“PLIC”) provides administrative support services and facilities to the Company. PLIC is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PLIC’s address is 711 High Street, Des Moines, Iowa, 50306-0431.
Independent Registered Public Accounting Firm
Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa, 50309, serves as the Independent registered public accounting firm for the Company.
UNDERWRITERS
The principal underwriter of the Policy is Princor Financial Services Corporation (“Princor”) which is a wholly-owned subsidiary of PFS and an affiliate of the Company. Princor’s address is Princor Financial Services Corporation, 655 9th Street, Des Moines, Iowa, 50392. Princor was incorporated in Iowa in 1968, and is a securities broker-dealer registered with the SEC as well as a member of the Financial Industry Regulatory Authority (“FINRA”). The Policies may also be sold through other broker-dealers authorized by Princor and applicable law to do so.
The Policy’s offering to the public is continuous. As the principal underwriter, Princor is paid for the distribution of the Policy. For the last three fiscal years, Princor has received and retained the following commissions:

2013 received/retained	2012 received/retained	2011 received/retained
$3,648,110/$0	$1,936,888/$0	-
UNDERWRITING PROCEDURES
Guaranteed maximum cost of insurance rates are based on 2001 CSO Unismoke Mortality Table (the prevailing mortality table approved by the National Association of Insurance Commissioners), age nearest birthday, with distinction for the insured's gender.

PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions.
The Policy was not offered prior to December 13, 2012. The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Policy as if the Policy had been issued on or after the date the underlying mutual fund in which such division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund is derived by reducing the actual performance of the underlying mutual fund by the fees and charges of the Policy as if it had been in existence. The yield and total return figures described below vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other products. The Separate Account may also quote rankings, yields or returns published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents historical performance and is not intended to indicate future performance.
From time to time the Principal Variable Contracts Funds, Inc. advertises its Money Market division’s “yield” and “effective yield”. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated in the division over a seven day period (the period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage. The “effective yield” is calculated similarly but, when annualized, the income earned in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.” For the period ended December 31, 2013, the 7-day annualized and effective yields were 0.00% and 0.00%, respectively.
In addition, the Separate Account advertises the “yield” for certain other divisions. The “yield” of a division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a contingent deferred sales charge which, if included, would reduce the “yield.” No contingent deferred sales charge is assessed on investments in the Separate Account divisions of the Policy, however, Policies which are fully surrendered within the first fourteen policy years (or within fourteen years of a policy face amount increase) are subject to a surrender charge.
Performance history of the underlying mutual funds is measured by comparing the value of the underlying mutual fund at the beginning of the period to the value of the underlying mutual fund at the end of the period.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial premium of $1,000 to the ending redeemable policy value.
The performance information does not include any charges or fees that are deducted from your Policy. These are charges and fees such as the sales charge, charge for taxes, surrender charges, transfer fees (if any), cost of insurance charge, asset based charge, monthly administrative charge, monthly policy issue charge, policy loan interest charge (if any), and charges for optional insurance benefits. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your Policy’s value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Policy’s performance, you should obtain a personalized illustration based on historical underlying mutual fund performance from your financial adviser.

Following are the hypothetical average annual total returns for the periods ended December 31, 2013 assuming the Policy had been offered as of the effective dates of the underlying mutual funds in which the divisions invest:

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein International Value	05/10/2001	23.01%	9.89%	4.63%
AllianceBernstein Small Cap Growth	08/05/1996	45.66%	27.71%	10.91%
AllianceBernstein Small/Mid Cap Value	05/02/2001	38.06%	22.18%	10.04%
American Century VP Income & Growth	10/30/1997	35.48%	16.42%	6.69%
American Century VP Inflation Protection	12/31/2002	-8.48%	4.94%	4.11%
American Century VP Mid Cap Value	10/29/2004	29.90%	18.25%		10.58%
American Century VP Value	05/01/1996	31.48%	15.51%	7.29%
American Century VP Vista	04/29/2005	30.00%	15.86%		7.52%
Bond & Mortgage Securities	12/18/1987	-0.86%	9.04%	4.06%
Calvert Income	04/25/2002	-1.23%	7.76%	4.50%
Calvert Russell 2000 Small Cap Index	04/27/2000	37.62%	19.00%	8.05%
Calvert S&P MidCap 400 Index	05/03/1999	32.47%	20.92%	9.58%
Calvert SRI Equity	04/30/2002	31.05%	18.74%	7.47%
Delaware Small Cap Value	05/01/2000	33.17%	20.81%	9.90%
Delaware Smid Cap Growth	05/01/2000	40.97%	27.15%	11.37%
Diversified International	05/02/1994	18.44%	12.75%	8.11%
DWS Small Mid Cap Value	05/01/1996	34.70%	17.80%	10.25%
Equity Income	04/28/1998	27.30%	16.16%	8.60%
Fidelity VIP Contrafund	01/03/1995	30.95%	18.55%	8.95%
Fidelity VIP Equity-Income	11/03/1986	27.83%	17.59%	6.25%
Fidelity VIP High Income	10/01/1985	5.70%	15.30%	6.87%
Fidelity VIP Mid Cap	12/28/1998	35.87%	20.05%	11.13%
Franklin Mutual Global Discovery VIP	11/08/1996	27.61%	14.15%	10.09%
Franklin Rising Dividends VIP	01/27/1992	29.69%	16.86%	7.59%
Franklin Small Cap Value VIP	05/01/1998	36.24%	20.78%	10.22%
Government & High Quality Bond	05/06/1993	-1.03%	4.25%	4.30%
International Emerging Markets	10/24/2000	-4.95%	13.81%	11.01%
Invesco American Franchise	09/18/2000	39.79%	24.06%	7.48%
Invesco Core Equity	05/02/1994	28.93%	15.35%	7.39%
Invesco Global Health Care	05/22/1997	40.54%	18.88%	8.78%
Invesco Mid Cap Core Equity	09/10/2001	28.46%	14.44%	7.54%
Janus Aspen Forty	05/01/1997	30.89%	18.59%	9.97%
LargeCap Blend II	05/01/2002	31.40%	17.30%	7.11%
LargeCap Growth	05/02/1994	33.91%	17.64%	7.84%
LargeCap Growth I	06/01/1994	36.14%	23.60%	8.79%
LargeCap S&P 500 Index	05/03/1999	32.04%	17.58%	7.08%
LargeCap Value	05/13/1970	30.83%	15.80%	6.86%
MFS VIT New Discovery	05/01/1998	41.22%	27.61%	10.18%
MFS VIT Utilities	01/03/1995	20.21%	16.93%	13.14%
MidCap	12/18/1987	33.93%	23.52%	11.81%
Money Market	03/18/1983	0.00%	0.04%	1.57%
Neuberger Berman AMT Large Cap Value	03/22/1994	31.14%	19.60%	7.22%
Oppenheimer Main Street Small Cap	07/16/2001	40.62%	22.16%	9.01%
Principal LifeTime 2010	08/30/2004	10.81%	12.36%		5.61%
Principal LifeTime 2020	08/30/2004	15.97%	14.07%		6.58%
Principal LifeTime 2030	08/30/2004	18.96%	14.75%		6.60%
Principal LifeTime 2040	08/30/2004	22.42%	15.72%		7.04%

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Principal LifeTime 2050	08/30/2004	23.74%	16.03%		7.10%
Principal LifeTime 2060	05/01/2013				15.80%
Principal LifeTime Strategic Income	08/30/2004	5.11%	9.56%		4.65%
Putnam VT Voyager	02/01/1988	43.72%	21.71%	7.58%
Real Estate Securities	05/01/1998	4.10%	16.58%	9.74%
SAM Balanced	06/03/1997	17.68%	13.52%	6.92%
SAM Conservative Balanced	04/23/1998	11.53%	11.44%	6.28%
SAM Conservative Growth	06/03/1997	23.08%	15.17%	7.12%
SAM Flexible Income	09/09/1997	7.75%	10.32%	5.81%
SAM Strategic Growth	06/03/1997	27.41%	16.46%	7.28%
Short-Term Income	01/12/1994	1.14%	4.28%	3.37%
SmallCap Blend	05/01/1998	47.81%	20.46%	8.96%
SmallCap Growth II	05/01/1998	47.42%	22.34%	8.16%
SmallCap Value I	05/01/1998	39.76%	19.15%	8.67%
Templeton Global Bond VIP	01/24/1989	1.63%	9.50%	8.82%
TOPS Managed Risk Balanced ETF	06/09/2011	7.93%			5.86%
TOPS Managed Risk Growth ETF	04/26/2011	15.96%			6.43%
TOPS Managed Risk Moderate Growth ETF	06/09/2011	12.39%			7.41%
Van Eck Global Hard Assets	05/01/2006	10.30%	13.83%		5.37%
FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
Principal National Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Principal National Life Insurance Company Variable Life Separate Account (“Separate Account”), comprised of subaccounts as listed in the accompanying statements of assets and liabilities, as of December 31, 2013, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2013 and 2012. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Principal National Life Insurance Company Variable Life Separate Account at December 31, 2013, the results of its operations for the year or period then ended, and the changes in its net assets for the years or periods ended December 31, 2013 and 2012, in conformity with U.S. generally accepted accounting principles.

/s/Ernst & Young LLP

Des Moines, Iowa
April 25, 2014

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2013

	AllianceBernstein	AllianceBernstein
	International	Small Cap
	Value Class A	Growth Class A
	Division	Division
Assets
Investments in shares of mutual funds, at market	$192,798	$82,705

Liabilities	-	-
Net assets	$192,798	$82,705

Net assets
Applicable to accumulation units:
Variable Universal Life Income III	$192,798	$82,705
Total net assets	$192,798	$82,705

Investments in shares of mutual funds, at cost	$181,441	$71,715
Shares of mutual fund owned	12,862	3,524
Accumulation units outstanding:
Variable Universal Life Income III	25,463	4,442

Accumulation unit value:
Variable Universal Life Income III	$7.57	$18.62

See accompanying notes.

AllianceBernstein	American Century	American Century	American Century
Small/Mid Cap	VP Income &	VP Inflation	VP MidCap	American Century	American Century	Bond & Mortgage
Value Class A	Growth Class II	Protection Class II	Value Class II	VP Value Class II	VP Vista Class II	Securities Class 1
Division	Division	Division	Division	Division	Division	Division

$71,909	$102,420	$90,078	$197,517	$136,239	$1,092	$140,593

-	-	-	-	-	-	-
$71,909	$102,420	$90,078	$197,517	$136,239	$1,092	$140,593

$71,909	$102,420	$90,078	$197,517	$136,239	$1,092	$140,593
$71,909	$102,420	$90,078	$197,517	$136,239	$1,092	$140,593

$66,007	$93,462	$96,245	$187,359	$125,886	$974	$142,493
3,142	11,169	8,620	10,688	16,104	49	12,508

4,111	5,093	7,994	9,420	6,175	66	6,140

$17.49	$20.11	$11.27	$20.97	$22.06	$16.44	$22.90

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2013

		Calvert Russell
		2000 Small Cap
	Calvert Income	Index Class F
	Division	Division
Assets
Investments in shares of mutual funds, at market	$105,706	$80,405

Liabilities	-	-
Net assets	$105,706	$80,405

Net assets
Applicable to accumulation units:
Variable Universal Life Income III	$105,706	$80,405
Total net assets	$105,706	$80,405

Investments in shares of mutual funds, at cost	$109,880	$73,300
Shares of mutual fund owned	6,673	971
Accumulation units outstanding:
Variable Universal Life Income III	8,155	4,452

Accumulation unit value:
Variable Universal Life Income III	$12.96	$18.06

See accompanying notes.

Calvert S&P		Delaware Small	Delaware Smid Cap	Diversified
MidCap 400		Cap Value	Growth	International	DWS Small Mid	Equity Income
Index Class F	Calvert SRI Equity	Service Class	Service Class	Class I	Cap Value Class B	Class 1
Division	Division	Division	Division	Division	Division	Division

$56,457	$35,802	$95,898	$115,791	$253,631	$18,897	$313,298

-	-	-	-	-	-	-
$56,457	$35,802	$95,898	$115,791	$253,631	$18,897	$313,298

$56,457	$35,802	$95,898	$115,791	$253,631	$18,897	$313,298
$56,457	$35,802	$95,898	$115,791	$253,631	$18,897	$313,298

$52,090	$31,976	$84,043	$99,890	$230,583	$16,884	$278,701
580	1,362	2,306	3,696	17,057	1,107	14,919

3,425	2,017	5,169	8,001	9,937	1,115	21,343

$16.49	$17.75	$18.55	$14.47	$25.52	$16.95	$14.68

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2013

	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity-Income Service Class 2

	Division	Division
Assets
Investments in shares of mutual funds, at market	$566,849	$175,464

Liabilities	-	-
Net assets	$566,849	$175,464

Net assets
Applicable to accumulation units:
Variable Universal Life Income III	$566,849	$175,464
Total net assets	$566,849	$175,464

Investments in shares of mutual funds, at cost	$495,082	$174,604
Shares of mutual fund owned	16,786	7,669
Accumulation units outstanding:
Variable Universal Life Income III	21,752	9,118

Accumulation unit value:
Variable Universal Life Income III	$26.06	$19.24

See accompanying notes.

Fidelity VIP High Income Service Class 2	Fidelity VIP Mid Cap Service Class 2	Franklin Mutual Global Discovery Class 2	Franklin Rising Dividends Securities Class 2	Franklin Small Cap Value Securities Class 2	Government & High Quality Bond Class 1	International Emerging Markets Class 1

Division	Division	Division	Division	Division	Division	Division

$341,185	$318,005	$191,573	$272,163	$71,835	$326,879	$340,500

-	-	-	-	-	-	-
$341,185	$318,005	$191,573	$272,163	$71,835	$326,879	$340,500

$341,185	$318,005	$191,573	$272,163	$71,835	$326,879	$340,500
$341,185	$318,005	$191,573	$272,163	$71,835	$326,879	$340,500

$350,113	$315,821	$183,868	$240,275	$65,897	$329,473	$335,207
60,494	8,933	8,388	9,854	2,984	31,644	21,361

13,450	9,380	6,748	12,249	2,561	26,265	9,517

$25.37	$33.91	$28.39	$22.22	$28.05	$12.45	$35.78

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2013

	Invesco American Franchise Series II	Invesco Core Equity Series II

	Division	Division
Assets
Investments in shares of mutual funds, at market	$23,514	$22,543

Liabilities	-	-
Net assets	$23,514	$22,543

Net assets
Applicable to accumulation units:
Variable Universal Life Income III	$23,514	$22,543
Total net assets	$23,514	$22,543

Investments in shares of mutual funds, at cost	$20,067	$20,958
Shares of mutual fund owned	474	593
Accumulation units outstanding:
Variable Universal Life Income III	1,727	853

Accumulation unit value:
Variable Universal Life Income III	$13.62	$26.44

See accompanying notes.

Invesco Global Health Care Series I	Invesco Mid Cap Core Equity Series II	Janus Aspen Forty Service Shares	LargeCap Blend II Class 1	LargeCap Growth Class 1	LargeCap Growth I Class 1	LargeCap S&P 500 Index Class 1

Division	Division	Division	Division	Division	Division	Division

$236,841	$133,703	$166,486	$26,300	$186,044	$248,846	$2,189,782

-	-	-	-	-	-	-
$236,841	$133,703	$166,486	$26,300	$186,044	$248,846	$2,189,782

$236,841	$133,703	$166,486	$26,300	$186,044	$248,846	$2,189,782
$236,841	$133,703	$166,486	$26,300	$186,044	$248,846	$2,189,782

$211,016	$128,733	$147,966	$22,948	$163,937	$224,407	$1,841,344
8,078	8,943	3,177	2,607	8,358	7,638	163,661

10,611	7,763	12,138	1,285	8,501	7,614	126,594

$22.32	$17.22	$13.72	$20.46	$21.89	$32.68	$17.30

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2013

	LargeCap Value Class 1	MFS VIT New Discovery Service Class

	Division	Division
Assets
Investments in shares of mutual funds, at market	$156,317	$57,274

Liabilities	-	-
Net assets	$156,317	$57,274

Net assets
Applicable to accumulation units:
Variable Universal Life Income III	$156,317	$57,274
Total net assets	$156,317	$57,274

Investments in shares of mutual funds, at cost	$133,647	$50,141
Shares of mutual fund owned	4,327	2,725
Accumulation units outstanding:
Variable Universal Life Income III	5,812	2,146

Accumulation unit value:
Variable Universal Life Income III	$26.90	$26.69

See accompanying notes.

MFS VIT Utilities Service Class	MidCap Class 1	Money Market Class 1	Neuberger Berman AMT Large Cap Value I Class	Oppenheimer Main Street Small Cap Service Shares	Principal LifeTime Strategic Income Class 1	Principal LifeTime 2010 Class 1

Division	Division	Division	Division	Division	Division	Division

$187,834	$996,109	$2,292,076	$50,793	$48,099	$1,014	$3,158

-	-	-	-	-	-	-
$187,834	$996,109	$2,292,076	$50,793	$48,099	$1,014	$3,158

$187,834	$996,109	$2,292,076	$50,793	$48,099	$1,014	$3,158
$187,834	$996,109	$2,292,076	$50,793	$48,099	$1,014	$3,158

$176,632	$887,794	$2,292,076	$48,123	$41,757	$1,012	$3,017
5,969	16,778	2,292,076	3,377	1,747	90	257

13,556	17,299	150,797	3,492	2,528	66	190

$13.86	$57.58	$15.20	$14.55	$19.03	$15.29	$16.65

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2013

	Principal LifeTime 2020 Class 1	Principal LifeTime 2030 Class 1

	Division	Division
Assets
Investments in shares of mutual funds, at market	$261,472	$456,947

Liabilities	-	-
Net assets	$261,472	$456,947

Net assets
Applicable to accumulation units:
Variable Universal Life Income III	$261,472	$456,947
Total net assets	$261,472	$456,947

Investments in shares of mutual funds, at cost	$245,954	$417,029
Shares of mutual fund owned	19,198	32,523
Accumulation units outstanding:
Variable Universal Life Income III	14,417	25,149

Accumulation unit value:
Variable Universal Life Income III	$18.14	$18.17

See accompanying notes.

Principal LifeTime 2040 Class 1	Principal LifeTime 2050 Class 1	Principal LifeTime 2060 Class 1	Putnam VT Voyager Class IB	Real Estate Securities Class 1	SAM Balanced Portfolio Class 1	SAM Conservative Balanced Portfolio Class 1

Division	Division	Division	Division	Division	Division	Division

$356,582	$274,768	$15,502	$52,311	$320,142	$1,879,422	$967,266

-	-	-	-	-	-	-
$356,582	$274,768	$15,502	$52,311	$320,142	$1,879,422	$967,266

$356,582	$274,768	$15,502	$52,311	$320,142	$1,879,422	$967,266
$356,582	$274,768	$15,502	$52,311	$320,142	$1,879,422	$967,266

$324,968	$245,672	$14,181	$45,261	$325,014	$1,762,668	$940,219
23,868	18,367	1,339	1,015	18,744	101,426	72,238

18,890	14,486	1,395	2,474	6,636	129,844	67,160

$18.88	$18.97	$11.11	$21.14	$48.25	$14.47	$14.40

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2013

	SAM Conservative Growth Portfolio Class 1	SAM Flexible Income Portfolio Class 1

	Division	Division
Assets
Investments in shares of mutual funds, at market	$2,982,931	$1,264,686

Liabilities	-	-
Net assets	$2,982,931	$1,264,686

Net assets
Applicable to accumulation units:
Variable Universal Life Income III	$2,982,931	$1,264,686
Total net assets	$2,982,931	$1,264,686

Investments in shares of mutual funds, at cost	$2,613,148	$1,246,554
Shares of mutual fund owned	144,802	92,178
Accumulation units outstanding:
Variable Universal Life Income III	211,624	87,073

Accumulation unit value:
Variable Universal Life Income III	$14.10	$14.52

See accompanying notes.

SAM Strategic Growth Portfolio Class 1	Short-Term Income Class 1	SmallCap Blend Class 1	SmallCap Growth II Class 1	SmallCap Value I Class 1	Templeton Global Bond Securities Class 2	TOPS Managed Risk Balanced ETF Class 2

Division	Division	Division	Division	Division	Division	Division

$3,477,307	$468,872	$212,009	$105,422	$86,602	$341,942	$79,305

-	-	-	-	-	-	-
$3,477,307	$468,872	$212,009	$105,422	$86,602	$341,942	$79,305

$3,477,307	$468,872	$212,009	$105,422	$86,602	$341,942	$79,305
$3,477,307	$468,872	$212,009	$105,422	$86,602	$341,942	$79,305

$2,897,122	$470,896	$189,266	$94,740	$68,837	$350,922	$77,500
147,656	181,032	15,374	5,758	3,984	18,384	6,914

249,528	38,022	8,703	5,191	2,019	21,792	6,841

$13.94	$12.33	$24.36	$20.31	$42.90	$15.69	$11.59

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2013

	TOPS Managed Risk Growth ETF Class 2	TOPS Managed Risk Moderate Growth ETF Class 2

	Division	Division
Assets
Investments in shares of mutual funds, at market	$381,645	$62,687

Liabilities	-	-
Net assets	$381,645	$62,687

Net assets
Applicable to accumulation units:
Variable Universal Life Income III	$381,645	$62,687
Total net assets	$381,645	$62,687

Investments in shares of mutual funds, at cost	$344,179	$60,673
Shares of mutual fund owned	32,591	5,268
Accumulation units outstanding:
Variable Universal Life Income III	30,321	5,147

Accumulation unit value:
Variable Universal Life Income III	$12.59	$12.18

See accompanying notes.

Van Eck Global Hard Assets Service Class

Division

$120,103

-
$120,103

$120,103
$120,103

$113,796
3,931

12,789

$9.39

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Operations

Year ended December 31, 2013

	AllianceBernstein International Value Class A	AllianceBernstein Small Cap Growth Class A

	Division	Division
Investment income (loss)
Income:
Dividends	$7,668	$-

Expenses:
Mortality and expense risks	-	-
Net investment income (loss)	7,668	-

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,377	436
Capital gains distributions	-	10,166
Total realized gains (losses) on investments	2,377	10,602

Change in net unrealized appreciation or depreciation of investments	10,829	10,809

Net gains (losses) on investments	20,874	21,411

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$20,874	$21,411

See accompanying notes.

AllianceBernstein Small/Mid Cap Value Class A	American Century VP Income & Growth Class II	American Century VP Inflation Protection Class II	American Century VP MidCap Value Class II	American Century VP Value Class II	American Century VP Vista Class II	Bond & Mortgage Securities Class 1

Division	Division	Division	Division	Division	Division	Division

$187	$797	$988	$623	$869	$-	$2,639

-	-	-	-	-	-	-
187	797	988	623	869	-	2,639

1,218	424	(2,671)	189	413	66	(1,040)
1,734	-	2,370	264	-	-	-
2,952	424	(301)	453	413	66	(1,040)

5,477	8,882	(6,146)	9,781	10,238	116	(2,102)

8,616	10,103	(5,459)	10,857	11,520	182	(503)

-	-	-	-	-	-	-

$8,616	$10,103	$(5,459)	$10,857	$11,520	$182	$(503)

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year ended December 31, 2013

	Calvert Income	Calvert Russell 2000 Small Cap Index Class F

	Division	Division
Investment income (loss)
Income:
Dividends	$2,536	$333

Expenses:
Mortality and expense risks	-	-
Net investment income (loss)	2,536	333

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(47)	611
Capital gains distributions	-	2,724
Total realized gains (losses) on investments	(47)	3,335

Change in net unrealized appreciation or depreciation of investments	(3,544)	7,146

Net gains (losses) on investments	(1,055)	10,814

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$(1,055)	$10,814

(1) Represented the operations of DWS Dreman Small Mid Cap Value Class B Division until May 20, 2013.

See accompanying notes.

Calvert S&P MidCap 400 Index Class F	Calvert SRI Equity	Delaware Small Cap Value Service Class	Delaware Smid Cap Growth Service Class	Diversified International Class 1	DWS Small Mid Cap Value Class B	Equity Income Class 1

Division	Division	Division	Division	Division	Division (1)	Division

$236	$26	$145	$-	$2,858	$36	$7,345

-	-	-	-	-	-	-
236	26	145	-	2,858	36	7,345

1,028	774	261	3,112	807	645	2,447
1,561	2,129	1,302	2,649	-	-	-
2,589	2,903	1,563	5,761	807	645	2,447

4,178	3,608	10,993	15,538	19,899	1,954	32,577

7,003	6,537	12,701	21,299	23,564	2,635	42,369

-	-	-	-	-	-	-

$7,003	$6,537	$12,701	$21,299	$23,564	$2,635	$42,369

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year ended December 31, 2013

	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity-Income Service Class 2

	Division	Division
Investment income (loss)
Income:
Dividends	$4,126	$3,590

Expenses:
Mortality and expense risks	-	-
Net investment income (loss)	4,126	3,590

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	4,315	1,858
Capital gains distributions	144	10,214
Total realized gains (losses) on investments	4,459	12,072

Change in net unrealized appreciation or depreciation of investments	70,168	1,368

Net gains (losses) on investments	78,753	17,030

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$78,753	$17,030

See accompanying notes.

Fidelity VIP High Income Service Class 2	Fidelity VIP Mid Cap Service Class 2	Franklin Mutual Global Discovery Class 2	Franklin Rising Dividends Securities Class 2	Franklin Small Cap Value Securities Class 2	Government & High Quality Bond Class 1	International Emerging Markets Class 1

Division	Division	Division	Division	Division	Division	Division

$18,080	$742	$1,971	$1,758	$39	$8,775	$4,204

-	-	-	-	-	-	-
18,080	742	1,971	1,758	39	8,775	4,204

1,129	3,352	368	2,257	1,220	(10,371)	2,713
-	33,341	8,192	-	50	-	-
1,129	36,693	8,560	2,257	1,270	(10,371)	2,713

(6,650)	4,133	7,547	30,165	5,821	(872)	(5,750)

12,559	41,568	18,078	34,180	7,130	(2,468)	1,167

-	-	-	-	-	-	-

$12,559	$41,568	$18,078	$34,180	$7,130	$(2,468)	$1,167

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year ended December 31, 2013

	Invesco American Franchise Series II	Invesco Core Equity Series II

	Division (1)	Division
Investment income (loss)
Income:
Dividends	$25	$95

Expenses:
Mortality and expense risks	-	-
Net investment income (loss)	25	95

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	126	151
Capital gains distributions	-	-
Total realized gains (losses) on investments	126	151

Change in net unrealized appreciation or depreciation of investments	3,328	1,568

Net gains (losses) on investments	3,479	1,814

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$3,479	$1,814

(1) Represented the operations of Invesco Van Kampen American Franchise Series II Division until May 20, 2013.

See accompanying notes.

Invesco Global Health Care Series I	Invesco Mid Cap Core Equity Series II	Janus Aspen Forty Service Shares	LargeCap Blend II Class 1	LargeCap Growth Class 1	LargeCap Growth I Class 1	LargeCap S&P 500 Index Class 1

Division	Division	Division	Division	Division	Division	Division

$678	$59	$406	$207	$633	$282	$19,140

-	-	-	-	-	-	-
678	59	406	207	633	282	19,140

3,992	450	3,347	157	4,843	1,289	5,330
-	824	-	-	-	2,219	12,216
3,992	1,274	3,347	157	4,843	3,508	17,546

24,149	4,605	17,469	3,135	21,127	23,501	348,790

28,819	5,938	21,222	3,499	26,603	27,291	385,476

-	-	-	-	-	-	-

$28,819	$5,938	$21,222	$3,499	$26,603	$27,291	$385,476

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year ended December 31, 2013

	LargeCap Value Class 1	MFS VIT New Discovery Service Class

	Division	Division
Investment income (loss)
Income:
Dividends	$2,435	$-

Expenses:
Mortality and expense risks	-	-
Net investment income (loss)	2,435	-

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,409	225
Capital gains distributions	-	179
Total realized gains (losses) on investments	1,409	404

Change in net unrealized appreciation or depreciation of investments	20,455	6,980

Net gains (losses) on investments	24,299	7,384

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$24,299	$7,384

(1) Represented the operations of MidCap Blend Class 1 Division until May 20, 2013.
(2) Represented the operations of Oppenheimer Main Street Small & Mid Cap Service Shares Division until May 20, 2013.

See accompanying notes.

MFS VIT Utilities Service Class	MidCap Class 1	Money Market Class 1	Neuberger Berman AMT Large Cap Value I Class	Oppenheimer Main Street Small Cap Service Shares	Principal LifeTime Strategic Income Class 1	Principal LifeTime 2010 Class 1

Division	Division (1)	Division	Division	Division (2)	Division	Division

$2,199	$10,335	$-	$319	$120	$22	$1

-	-	-	-	-	-	-
2,199	10,335	-	319	120	22	1

1,691	15,777	-	547	174	-	-
1,957	32,958	-	-	206	-	-
3,648	48,735	-	547	380	-	-

10,172	99,314	-	2,581	6,066	2	141

16,019	158,384	-	3,447	6,566	24	142

-	-	-	-	-	-	-

$16,019	$158,384	$-	$3,447	$6,566	$24	$142

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year ended December 31, 2013

	Principal LifeTime 2020 Class 1	Principal LifeTime 2030 Class 1

	Division	Division
Investment income (loss)
Income:
Dividends	$4,422	$6,232

Expenses:
Mortality and expense risks	-	-
Net investment income (loss)	4,422	6,232

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	232	19,495
Capital gains distributions	-	1,617
Total realized gains (losses) on investments	232	21,112

Change in net unrealized appreciation or depreciation of investments	15,491	35,807

Net gains (losses) on investments	20,145	63,151

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$20,145	$63,151

(1) Commenced operations May 20, 2013.

See accompanying notes.

Principal LifeTime 2040 Class 1	Principal LifeTime 2050 Class 1	Principal LifeTime 2060 Class 1	Putnam VT Voyager Class IB	Real Estate Securities Class 1	SAM Balanced Portfolio Class 1	SAM Conservative Balanced Portfolio Class 1

Division	Division	Division (1)	Division	Division	Division	Division

$2,329	$2,192	$-	$69	$2,253	$30,159	$15,098

-	-	-	-	-	-	-
2,329	2,192	-	69	2,253	30,159	15,098

1,296	1,159	40	866	961	36,857	13,305
-	-	-	-	-	14,864	5,433
1,296	1,159	40	866	961	51,721	18,738

29,764	26,021	1,321	6,886	(6,455)	106,578	23,619

33,389	29,372	1,361	7,821	(3,241)	188,458	57,455

-	-	-	-	-	-	-

$33,389	$29,372	$1,361	$7,821	$(3,241)	$188,458	$57,455

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year ended December 31, 2013

	SAM Conservative Growth Portfolio Class 1	SAM Flexible Income Portfolio Class 1

	Division	Division
Investment income (loss)
Income:
Dividends	$36,897	$21,175

Expenses:
Mortality and expense risks	-	-
Net investment income (loss)	36,897	21,175

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,635	1,670
Capital gains distributions	-	7,994
Total realized gains (losses) on investments	2,635	9,664

Change in net unrealized appreciation or depreciation of investments	332,076	16,337

Net gains (losses) on investments	371,608	47,176

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$371,608	$47,176

(1) Represented the operations of TOPS Protected Balanced ETF Class 2 Division until May 20, 2013.

See accompanying notes.

SAM Strategic Growth Portfolio Class 1	Short-Term Income Class 1	SmallCap Blend Class 1	SmallCap Growth II Class 1	SmallCap Value I Class 1	Templeton Global Bond Securities Class 2	TOPS Managed Risk Balanced ETF Class 2

Division	Division	Division	Division	Division	Division	Division (1)

$34,590	$6,616	$160	$-	$716	$11,536	$309

-	-	-	-	-	-	-
34,590	6,616	160	-	716	11,536	309

26,566	(215)	1,393	2,153	2,096	(615)	130
-	-	-	-	-	2,976	-
26,566	(215)	1,393	2,153	2,096	2,361	130

511,724	(2,752)	22,032	10,357	15,703	(11,228)	1,803

572,880	3,649	23,585	12,510	18,515	2,669	2,242

-	-	-	-	-	-	-

$572,880	$3,649	$23,585	$12,510	$18,515	$2,669	$2,242

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year ended December 31, 2013

	TOPS Managed Risk Growth ETF Class 2	TOPS Managed Risk Moderate Growth ETF Class 2

	Division (1)	Division (2)
Investment income (loss)
Income:
Dividends	$3,024	$110

Expenses:
Mortality and expense risks	-	-
Net investment income (loss)	3,024	110

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	8,644	116
Capital gains distributions	-	-
Total realized gains (losses) on investments	8,644	116

Change in net unrealized appreciation or depreciation of investments	30,141	1,958

Net gains (losses) on investments	41,809	2,184

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$41,809	$2,184

(1) Represented the operations of TOPS Protected Growth ETF Class 2 Division until May 20, 2013.
(2) Represented the operations of TOPS Protected Moderate Growth ETF Class 2 Division until May 20, 2013.

See accompanying notes.

Van Eck Global Hard Assets Service Class

Division

$123

-
123

1,231
478
1,709

5,705

7,537

-

$7,537

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets

	Years ended December 31, 2013 and 2012, except as noted

	AllianceBernstein International Value Class A

	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$7,668	$85
Total realized gains (losses) on investments	2,377	(68)
Change in net unrealized appreciation or depreciation of investments	10,829	529
Net gains (losses) from investments	20,874	546

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	20,874	546

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	176,441	8,986
Contract terminations and surrenders	(843)	-
Death benefit payments	-	-
Policy loan transfers	-	-
Transfers to other contracts	(4,908)	(16)
Cost of insurance and administration charges	(6,295)	(1,921)
Mortality and expenses charges	(56)	(10)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	164,339	7,039
Total increase (decrease)	185,213	7,585

Net assets at beginning of period	7,585	-
Net assets at end of period	$192,798	$7,585

See accompanying notes.

AllianceBernstein Small Cap Growth Class A		AllianceBernstein Small/Mid Cap Value Class A		American Century VP Income & Growth Class II

Division		Division		Division
2013	2012	2013	2012	2013	2012

$-	$-	$187	$23	$797	$89
10,602	212	2,952	(69)	424	1
10,809	181	5,477	425	8,882	76
21,411	393	8,616	379	10,103	166

-	-	-	-	-	-

21,411	393	8,616	379	10,103	166

56,291	14,289	62,902	9,997	91,374	11,447
-	-	(293)	-	(446)	-
-	-	-	-	-	-
-	-	-	-	-	-
(665)	(938)	(485)	(150)	(744)	(10)
(6,429)	(1,581)	(6,761)	(2,224)	(7,638)	(1,754)
(57)	(9)	(60)	(12)	(68)	(10)
-	-	-	-	-	-
49,140	11,761	55,303	7,611	82,478	9,673
70,551	12,154	63,919	7,990	92,581	9,839

12,154	-	7,990	-	9,839	-
$82,705	$12,154	$71,909	$7,990	$102,420	$9,839

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	American Century VP Inflation Protection Class II

	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$988	$429
Total realized gains (losses) on investments	(301)	161
Change in net unrealized appreciation or depreciation of investments	(6,146)	(21)
Net gains (losses) from investments	(5,459)	569

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	(5,459)	569

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	104,075	48,073
Contract terminations and surrenders	-	-
Death benefit payments	-	-
Policy loan transfers	-	-
Transfers to other contracts	(35,196)	(6,415)
Cost of insurance and administration charges	(12,717)	(2,723)
Mortality and expenses charges	(114)	(15)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	56,048	38,920
Total increase (decrease)	50,589	39,489

Net assets at beginning of period	39,489	-
Net assets at end of period	$90,078	$39,489

See accompanying notes.

American Century VP MidCap Value Class II		American Century VP Value Class II		American Century VP Vista Class II

Division		Division		Division
2013	2012	2013	2012	2013	2012

$623	$79	$869	$47	$-	$-
453	23	413	3	66	15
9,781	377	10,238	114	116	2
10,857	479	11,520	164	182	17

-	-	-	-	-	-

10,857	479	11,520	164	182	17

181,734	12,886	128,995	6,736	1,162	579
-	-	(89)	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
(182)	(1)	(396)	-	-	-
(6,752)	(1,436)	(9,672)	(928)	(588)	(254)
(60)	(8)	(86)	(5)	(5)	(1)
-	-	-	-	-	-
174,740	11,441	118,752	5,803	569	324
185,597	11,920	130,272	5,967	751	341

11,920	-	5,967	-	341	-
$197,517	$11,920	$136,239	$5,967	$1,092	$341

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Bond & Mortgage Securities Class 1

	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$2,639	$811
Total realized gains (losses) on investments	(1,040)	(3)
Change in net unrealized appreciation or depreciation of investments	(2,102)	202
Net gains (losses) from investments	(503)	1,010

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	(503)	1,010

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	128,022	68,337
Contract terminations and surrenders	-	-
Death benefit payments	-	-
Policy loan transfers	-	-
Transfers to other contracts	(39,941)	(2,871)
Cost of insurance and administration charges	(10,969)	(2,381)
Mortality and expenses charges	(98)	(13)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	77,014	63,072
Total increase (decrease)	76,511	64,082

Net assets at beginning of period	64,082	-
Net assets at end of period	$140,593	$64,082

See accompanying notes.

Calvert Income		Calvert Russell 2000 Small Cap Index Class F		Calvert S&P MidCap 400 Index Class F

Division		Division		Division
2013	2012	2013	2012	2013	2012

$2,536	$1,900	$333	$80	$236	$59
(47)	23	3,335	538	2,589	242
(3,544)	(630)	7,146	(41)	4,178	188
(1,055)	1,293	10,814	577	7,003	489

-	-	-	-	-	-

(1,055)	1,293	10,814	577	7,003	489

83,429	57,544	71,259	12,725	43,569	10,134
-	-	(2,636)	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
(21,130)	-	(1,422)	(5)	(186)	-
(11,711)	(2,545)	(8,737)	(2,081)	(4,025)	(488)
(105)	(14)	(78)	(11)	(36)	(3)
-	-	-	-	-	-
50,483	54,985	58,386	10,628	39,322	9,643
49,428	56,278	69,200	11,205	46,325	10,132

56,278	-	11,205	-	10,132	-
$105,706	$56,278	$80,405	$11,205	$56,457	$10,132

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Calvert SRI Equity

	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$26	$14
Total realized gains (losses) on investments	2,903	489
Change in net unrealized appreciation or depreciation of investments	3,608	218
Net gains (losses) from investments	6,537	721

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	6,537	721

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	17,309	14,870
Contract terminations and surrenders	-	-
Death benefit payments	-	-
Policy loan transfers	-	-
Transfers to other contracts	(42)	-
Cost of insurance and administration charges	(2,507)	(1,058)
Mortality and expenses charges	(22)	(6)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	14,738	13,806
Total increase (decrease)	21,275	14,527

Net assets at beginning of period	14,527	-
Net assets at end of period	$35,802	$14,527

See accompanying notes.

Delaware Small Cap Value Service Class		Delaware Smid Cap Growth Service Class		Diversified International Class 1

Division		Division		Division
2013	2012	2013	2012	2013	2012

$145	$6	$-	$-	$2,858	$485
1,563	84	5,761	(21)	807	(11)
10,993	862	15,538	363	19,899	3,149
12,701	952	21,299	342	23,564	3,623

-	-	-	-	-	-

12,701	952	21,299	342	23,564	3,623

76,890	20,843	89,068	30,181	211,588	43,901
-	-	-	-	(571)	-
-	-	-	-	-	-
(1,698)	-	-	-	-	-
(1,577)	(3,345)	(15,028)	-	(2,010)	(292)
(7,269)	(1,526)	(7,890)	(2,100)	(21,214)	(4,742)
(65)	(8)	(70)	(11)	(190)	(26)
-	-	-	-	-	-
66,281	15,964	66,080	28,070	187,603	38,841
78,982	16,916	87,379	28,412	211,167	42,464

16,916	-	28,412	-	42,464	-
$95,898	$16,916	$115,791	$28,412	$253,631	$42,464

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	DWS Small Mid Cap Value Class B

	Division (1)
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$36	$2
Total realized gains (losses) on investments	645	(1)
Change in net unrealized appreciation or depreciation of investments	1,954	60
Net gains (losses) from investments	2,635	61

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	2,635	61

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	20,686	1,373
Contract terminations and surrenders	-	-
Death benefit payments	-	-
Policy loan transfers	(127)	-
Transfers to other contracts	(4,438)	-
Cost of insurance and administration charges	(1,091)	(191)
Mortality and expenses charges	(10)	(1)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	15,020	1,181
Total increase (decrease)	17,655	1,242

Net assets at beginning of period	1,242	-
Net assets at end of period	$18,897	$1,242

(1) Represented the operations of DWS Dreman Small Mid Cap Value Class B Division until May 20, 2013.

See accompanying notes.

Equity Income Class 1		Fidelity VIP Contrafund Service Class 2		Fidelity VIP Equity-Income Service Class 2

Division		Division		Division
2013	2012	2013	2012	2013	2012

$7,345	$1,454	$4,126	$775	$3,590	$375
2,447	(143)	4,459	611	12,072	597
32,577	2,020	70,168	1,599	1,368	(508)
42,369	3,331	78,753	2,985	17,030	464

-	-	-	-	-	-

42,369	3,331	78,753	2,985	17,030	464

245,077	62,138	480,264	98,486	158,292	17,003
-	-	(989)	-	-	-
-	-	-	-	-	-
-	-	(762)	-	(1,663)	-
(10,635)	(112)	(18,334)	(19,234)	(5,740)	(23)
(22,394)	(6,242)	(46,415)	(7,451)	(8,843)	(972)
(200)	(34)	(414)	(40)	(79)	(5)
-	-	-	-	-	-
211,848	55,750	413,350	71,761	141,967	16,003
254,217	59,081	492,103	74,746	158,997	16,467

59,081	-	74,746	-	16,467	-
$313,298	$59,081	$566,849	$74,746	$175,464	$16,467

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets (continued)

Years ended December 31, 2013 and 2012, except as noted

	Fidelity VIP High Income Service Class 2

	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$18,080	$6,325
Total realized gains (losses) on investments	1,129	104
Change in net unrealized appreciation or depreciation of investments	(6,650)	(2,278)
Net gains (losses) from investments	12,559	4,151

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	12,559	4,151

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	286,201	117,981
Contract terminations and surrenders	-	-
Death benefit payments	-	-
Policy loan transfers	-	-
Transfers to other contracts	(47,659)	(3)
Cost of insurance and administration charges	(25,890)	(5,892)
Mortality and expenses charges	(231)	(32)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	212,421	112,054
Total increase (decrease)	224,980	116,205

Net assets at beginning of period	116,205	-
Net assets at end of period	$341,185	$116,205

See accompanying notes.

Fidelity VIP Mid Cap Service Class 2		Franklin Mutual Global Discovery Class 2		Franklin Rising Dividends Securities Class 2

Division		Division		Division
2013	2012	2013	2012	2013	2012

$742	$134	$1,971	$405	$1,758	$127
36,693	3,164	8,560	806	2,257	(2)
4,133	(1,949)	7,547	158	30,165	1,724
41,568	1,349	18,078	1,369	34,180	1,849

-	-	-	-	-	-

41,568	1,349	18,078	1,369	34,180	1,849

277,683	44,505	163,847	25,384	220,898	48,919
(884)	-	(437)	-	-	-
-	-	-	-	-	-
-	-	-	-	(769)	-
(22,279)	(168)	(1,009)	(154)	(8,322)	(14)
(18,675)	(4,900)	(13,030)	(2,346)	(21,211)	(3,161)
(167)	(27)	(116)	(13)	(189)	(17)
-	-	-	-	-	-
235,678	39,410	149,255	22,871	190,407	45,727
277,246	40,759	167,333	24,240	224,587	47,576

40,759	-	24,240	-	47,576	-
$318,005	$40,759	$191,573	$24,240	$272,163	$47,576

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Franklin Small Cap Value Securities Class 2

	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$39	$8
Total realized gains (losses) on investments	1,270	57
Change in net unrealized appreciation or depreciation of investments	5,821	116
Net gains (losses) from investments	7,130	181

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	7,130	181

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	64,392	6,749
Contract terminations and surrenders	(570)	-
Death benefit payments	-	-
Policy loan transfers	-	-
Transfers to other contracts	(64)	(3,362)
Cost of insurance and administration charges	(1,644)	(957)
Mortality and expenses charges	(15)	(5)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	62,099	2,425
Total increase (decrease)	69,229	2,606

Net assets at beginning of period	2,606	-
Net assets at end of period	$71,835	$2,606

(1) Represented the operations of Invesco Van Kampen American Franchise Series II Division until May 20, 2013.
(2) Commenced operations April 27, 2012.

See accompanying notes.

Government & High Quality Bond Class 1		International Emerging Markets Class 1		Invesco American Franchise Series II

Division		Division		Division (1) (2)
2013	2012	2013	2012	2013	2012

$8,775	$3,053	$4,204	$824	$25	$-
(10,371)	(247)	2,713	(167)	126	(30)
(872)	(1,721)	(5,750)	11,043	3,328	119
(2,468)	1,085	1,167	11,700	3,479	89

-	-	-	-	-	-

(2,468)	1,085	1,167	11,700	3,479	89

554,186	164,890	282,979	120,708	16,524	6,195
-	-	(887)	-	(331)	-
-	-	-	-	-	-
(76,136)	-	(2,497)	-	-	-
(251,310)	(26,778)	(19,464)	(2,942)	(249)	(3)
(28,090)	(8,205)	(39,745)	(10,109)	(1,339)	(834)
(251)	(44)	(355)	(55)	(12)	(5)
-	-	-	-	-	-
198,399	129,863	220,031	107,602	14,593	5,353
195,931	130,948	221,198	119,302	18,072	5,442

130,948	-	119,302	-	5,442	-
$326,879	$130,948	$340,500	$119,302	$23,514	$5,442

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Invesco Core Equity Series II

	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$95	$18
Total realized gains (losses) on investments	151	(4)
Change in net unrealized appreciation or depreciation of investments	1,568	17
Net gains (losses) from investments	1,814	31

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	1,814	31

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	19,378	3,988
Contract terminations and surrenders	(261)	-
Death benefit payments	-	-
Policy loan transfers	-	-
Transfers to other contracts	(35)	(3)
Cost of insurance and administration charges	(1,803)	(547)
Mortality and expenses charges	(16)	(3)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	17,263	3,435
Total increase (decrease)	19,077	3,466

Net assets at beginning of period	3,466	-
Net assets at end of period	$22,543	$3,466

See accompanying notes.

Invesco Global Health Care Series I		Invesco Mid Cap Core Equity Series II		Janus Aspen Forty Service Shares

Division		Division		Division
2013	2012	2013	2012	2013	2012

$678	$-	$59	$-	$406	$82
3,992	14	1,274	170	3,347	46
24,149	1,676	4,605	365	17,469	1,051
28,819	1,690	5,938	535	21,222	1,179

-	-	-	-	-	-

28,819	1,690	5,938	535	21,222	1,179

208,372	35,101	125,135	7,657	146,007	27,225
(2,746)	-	(70)	-	-	-
-	-	-	-	-	-
-	-	(1,715)	-	-	-
(12,456)	(3)	(111)	(2,078)	(13,079)	(346)
(17,790)	(3,966)	(1,279)	(296)	(12,634)	(2,959)
(159)	(21)	(11)	(2)	(113)	(16)
-	-	-	-	-	-
175,221	31,111	121,949	5,281	120,181	23,904
204,040	32,801	127,887	5,816	141,403	25,083

32,801	-	5,816	-	25,083	-
$236,841	$32,801	$133,703	$5,816	$166,486	$25,083

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	LargeCap Blend II Class 1

	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$207	$61
Total realized gains (losses) on investments	157	18
Change in net unrealized appreciation or depreciation of investments	3,135	216
Net gains (losses) from investments	3,499	295

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	3,499	295

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	21,161	5,104
Contract terminations and surrenders	-	-
Death benefit payments	-	-
Policy loan transfers	-	-
Transfers to other contracts	(325)	-
Cost of insurance and administration charges	(3,032)	(373)
Mortality and expenses charges	(27)	(2)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	17,777	4,729
Total increase (decrease)	21,276	5,024

Net assets at beginning of period	5,024	-
Net assets at end of period	$26,300	$5,024

See accompanying notes.

LargeCap Growth Class 1		LargeCap Growth I Class 1		LargeCap S&P 500 Index Class 1

Division		Division		Division
2013	2012	2013	2012	2013	2012

$633	$47	$282	$9	$19,140	$94
4,843	(11)	3,508	(5)	17,546	(69)
21,127	980	23,501	939	348,790	(352)
26,603	1,016	27,291	943	385,476	(327)

-	-	-	-	-	-

26,603	1,016	27,291	943	385,476	(327)

145,625	27,034	218,786	35,705	1,766,734	115,849
(425)	-	(4,994)	-	(879)	-
-	-	-	-	-	-
-	-	-	-	-	-
(2,185)	(3)	(3,934)	(26)	(8,714)	(19)
(9,110)	(2,417)	(18,745)	(5,981)	(59,458)	(8,304)
(81)	(13)	(167)	(32)	(531)	(45)
-	-	-	-	-	-
133,824	24,601	190,946	29,666	1,697,152	107,481
160,427	25,617	218,237	30,609	2,082,628	107,154

25,617	-	30,609	-	107,154	-
$186,044	$25,617	$248,846	$30,609	$2,189,782	$107,154

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	LargeCap Value Class 1

	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$2,435	$529
Total realized gains (losses) on investments	1,409	76
Change in net unrealized appreciation or depreciation of investments	20,455	2,215
Net gains (losses) from investments	24,299	2,820

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	24,299	2,820

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	102,796	54,400
Contract terminations and surrenders	-	-
Death benefit payments	-	-
Policy loan transfers	(3,367)	-
Transfers to other contracts	(2,420)	(117)
Cost of insurance and administration charges	(18,431)	(3,479)
Mortality and expenses charges	(165)	(19)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	78,413	50,785
Total increase (decrease)	102,712	53,605

Net assets at beginning of period	53,605	-
Net assets at end of period	$156,317	$53,605

(1) Represented the operations of MidCap Blend Class 1 Division until May 20, 2013.

See accompanying notes.

MFS VIT New Discovery Service Class		MFS VIT Utilities Service Class		MidCap Class 1

Division		Division		Division (1)
2013	2012	2013	2012	2013	2012

$-	$-	$2,199	$1,549	$10,335	$850
404	190	3,648	23	48,735	1,553
6,980	153	10,172	1,030	99,314	9,001
7,384	343	16,019	2,602	158,384	11,404

-	-	-	-	-	-

7,384	343	16,019	2,602	158,384	11,404

49,029	7,804	157,990	38,366	773,061	195,577
-	-	-	-	(566)	-
-	-	-	-	-	-
-	-	-	-	-	-
(879)	(17)	(7,078)	(257)	(22,536)	(607)
(5,383)	(954)	(16,540)	(3,103)	(96,797)	(20,834)
(48)	(5)	(148)	(17)	(864)	(113)
-	-	-	-	-	-
42,719	6,828	134,224	34,989	652,298	174,023
50,103	7,171	150,243	37,591	810,682	185,427

7,171	-	37,591	-	185,427	-
$57,274	$7,171	$187,834	$37,591	$996,109	$185,427

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Money Market Class 1

	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$-	$-
Total realized gains (losses) on investments	-	-
Change in net unrealized appreciation or depreciation of investments	-	-
Net gains (losses) from investments	-	-

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	-	-

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	15,689,148	6,576,665
Contract terminations and surrenders	-	-
Death benefit payments	-	-
Policy loan transfers	74,892	(18,324)
Transfers to other contracts	(14,049,253)	(5,393,896)
Cost of insurance and administration charges	(409,180)	(173,383)
Mortality and expenses charges	(3,653)	(940)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	1,301,954	990,122
Total increase (decrease)	1,301,954	990,122

Net assets at beginning of period	990,122	-
Net assets at end of period	$2,292,076	$990,122

(1) Represented the operations of Oppenheimer Main Street Small & Mid Cap Service Shares Division until May 20, 2013.

See accompanying notes.

Neuberger Berman AMT Large Cap Value I Class		Oppenheimer Main Street Small Cap Service Shares		Principal LifeTime Strategic Income Class 1

Division		Division (1)		Division
2013	2012	2013	2012	2013	2012

$319	$2	$120	$6	$22	$-
547	8	380	50	-	-
2,581	89	6,066	276	2	-
3,447	99	6,566	332	24	-

-	-	-	-	-	-

3,447	99	6,566	332	24	-

51,192	937	37,389	10,311	1,892	356
-	-	(107)	-	(26)	-
-	-	-	-	-	-
-	-	-	-	-	-
(562)	-	(47)	(1,780)	-	(6)
(4,092)	(190)	(3,775)	(752)	(868)	(348)
(37)	(1)	(34)	(4)	(8)	(2)
-	-	-	-	-	-
46,501	746	33,426	7,775	990	-
49,948	845	39,992	8,107	1,014	-

845	-	8,107	-	-	-
$50,793	$845	$48,099	$8,107	$1,014	$-

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Principal LifeTime 2010 Class 1

	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1	$-
Total realized gains (losses) on investments	-	-
Change in net unrealized appreciation or depreciation of investments	141	-
Net gains (losses) from investments	142	-

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	142	-

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	3,431	19
Contract terminations and surrenders	-	-
Death benefit payments	-	-
Policy loan transfers	-	-
Transfers to other contracts	(3)	(1)
Cost of insurance and administration charges	(416)	(10)
Mortality and expenses charges	(4)	-
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	3,008	8
Total increase (decrease)	3,150	8

Net assets at beginning of period	8	-
Net assets at end of period	$3,158	$8

See accompanying notes.

Principal LifeTime 2020 Class 1		Principal LifeTime 2030 Class 1		Principal LifeTime 2040 Class 1

Division		Division		Division
2013	2012	2013	2012	2013	2012

$4,422	$-	$6,232	$287	$2,329	$286
232	2	21,112	129	1,296	109
15,491	28	35,807	4,110	29,764	1,849
20,145	30	63,151	4,526	33,389	2,244

-	-	-	-	-	-

20,145	30	63,151	4,526	33,389	2,244

240,108	9,583	573,592	196,291	306,577	60,281
-	-	-	-	(68)	-
-	-	-	-	-	-
-	-	-	-	-	-
(290)	(129)	(329,647)	-	(85)	(16)
(7,669)	(237)	(43,218)	(7,322)	(37,051)	(8,313)
(68)	(1)	(386)	(40)	(331)	(45)
-	-	-	-	-	-
232,081	9,216	200,341	188,929	269,042	51,907
252,226	9,246	263,492	193,455	302,431	54,151

9,246	-	193,455	-	54,151	-
$261,472	$9,246	$456,947	$193,455	$356,582	$54,151

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Principal LifeTime 2050 Class 1

	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$2,192	$451
Total realized gains (losses) on investments	1,159	(67)
Change in net unrealized appreciation or depreciation of investments	26,021	3,076
Net gains (losses) from investments	29,372	3,460

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	29,372	3,460

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	248,630	60,931
Contract terminations and surrenders	(1,945)	(118)
Death benefit payments	-	-
Policy loan transfers	-	-
Transfers to other contracts	(128)	(5)
Cost of insurance and administration charges	(51,326)	(13,571)
Mortality and expenses charges	(458)	(74)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	194,773	47,163
Total increase (decrease)	224,145	50,623

Net assets at beginning of period	50,623	-
Net assets at end of period	$274,768	$50,623

(1) Commenced operations May 20, 2013.

See accompanying notes.

Principal LifeTime 2060 Class 1	Putnam VT Voyager Class IB		Real Estate Securities Class 1

Division (1)	Division		Division
2013	2013	2012	2013	2012

$-	$69	$-	$2,253	$365
40	866	(43)	961	75
1,321	6,886	164	(6,455)	1,583
1,361	7,821	121	(3,241)	2,023

-	-	-	-	-

1,361	7,821	121	(3,241)	2,023

15,744	47,064	6,170	307,123	67,905
-	(427)	-	(335)	-
-	-	-	-	-
-	(1,805)	-	(802)	-
-	(744)	(7)	(9,132)	(1,260)
(1,589)	(3,971)	(1,866)	(35,582)	(6,205)
(14)	(35)	(10)	(318)	(34)
-	-	-	-	-
14,141	40,082	4,287	260,954	60,406
15,502	47,903	4,408	257,713	62,429

-	4,408	-	62,429	-
$15,502	$52,311	$4,408	$320,142	$62,429

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	SAM Balanced Portfolio Class 1

	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$30,159	$880
Total realized gains (losses) on investments	51,721	1,491
Change in net unrealized appreciation or depreciation of investments	106,578	10,177
Net gains (losses) from investments	188,458	12,548

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	188,458	12,548

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,518,494	476,374
Contract terminations and surrenders	(161)	-
Death benefit payments	-	-
Policy loan transfers	685	-
Transfers to other contracts	(36,431)	(196)
Cost of insurance and administration charges	(232,551)	(45,475)
Mortality and expenses charges	(2,076)	(247)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	1,247,960	430,456
Total increase (decrease)	1,436,418	443,004

Net assets at beginning of period	443,004	-
Net assets at end of period	$1,879,422	$443,004

See accompanying notes.

SAM Conservative Balanced Portfolio Class 1		SAM Conservative Growth Portfolio Class 1		SAM Flexible Income Portfolio Class 1

Division		Division		Division
2013	2012	2013	2012	2013	2012

$15,098	$492	$36,897	$1,330	$21,175	$412
18,738	777	2,635	(2)	9,664	597
23,619	3,429	332,076	37,707	16,337	1,795
57,455	4,698	371,608	39,035	47,176	2,804

-	-	-	-	-	-

57,455	4,698	371,608	39,035	47,176	2,804

852,546	180,846	1,978,531	936,788	1,220,423	112,409
-	-	(22,930)	-	(585)	-
-	-	-	-	-	-
-	-	-	-	(14,376)	-
(19,529)	(2)	(35,881)	(2,021)	(8,675)	-
(89,460)	(18,390)	(233,754)	(46,108)	(87,228)	(6,448)
(798)	(100)	(2,087)	(250)	(779)	(35)
-	-	-	-	-	-
742,759	162,354	1,683,879	888,409	1,108,780	105,926
800,214	167,052	2,055,487	927,444	1,155,956	108,730

167,052	-	927,444	-	108,730	-
$967,266	$167,052	$2,982,931	$927,444	$1,264,686	$108,730

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	SAM Strategic Growth Portfolio Class 1

	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$34,590	$1,631
Total realized gains (losses) on investments	26,566	1,172
Change in net unrealized appreciation or depreciation of investments	511,724	68,460
Net gains (losses) from investments	572,880	71,263

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	572,880	71,263

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,824,732	1,594,454
Contract terminations and surrenders	(15,189)	-
Death benefit payments	-	-
Policy loan transfers	(15,635)	-
Transfers to other contracts	(100,944)	(192)
Cost of insurance and administration charges	(376,547)	(73,754)
Mortality and expenses charges	(3,361)	(400)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	1,313,056	1,520,108
Total increase (decrease)	1,885,936	1,591,371

Net assets at beginning of period	1,591,371	-
Net assets at end of period	$3,477,307	$1,591,371

See accompanying notes.

Short-Term Income Class 1		SmallCap Blend Class 1		SmallCap Growth II Class 1

Division		Division		Division
2013	2012	2013	2012	2013	2012

$6,616	$1,830	$160	$-	$-	$-
(215)	(13)	1,393	(1)	2,153	(144)
(2,752)	728	22,032	711	10,357	325
3,649	2,545	23,585	710	12,510	181

-	-	-	-	-	-

3,649	2,545	23,585	710	12,510	181

411,025	192,953	184,949	18,259	92,959	11,655
-	-	(777)	-	(478)	-
-	-	-	-	-	-
(36)	-	-	-	-	-
(77,485)	(2,963)	(3,231)	(17)	(368)	(1,016)
(45,500)	(14,830)	(9,420)	(1,954)	(7,067)	(2,875)
(406)	(80)	(84)	(11)	(63)	(16)
-	-	-	-	-	-
287,598	175,080	171,437	16,277	84,983	7,748
291,247	177,625	195,022	16,987	97,493	7,929

177,625	-	16,987	-	7,929	-
$468,872	$177,625	$212,009	$16,987	$105,422	$7,929

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	SmallCap Value I Class 1

	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$716	$192
Total realized gains (losses) on investments	2,096	22
Change in net unrealized appreciation or depreciation of investments	15,703	2,062
Net gains (losses) from investments	18,515	2,276

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	18,515	2,276

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	59,231	28,748
Contract terminations and surrenders	(137)	-
Death benefit payments	-	-
Policy loan transfers	(2,578)	-
Transfers to other contracts	(2,944)	(9)
Cost of insurance and administration charges	(13,838)	(2,524)
Mortality and expenses charges	(124)	(14)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	39,610	26,201
Total increase (decrease)	58,125	28,477

Net assets at beginning of period	28,477	-
Net assets at end of period	$86,602	$28,477

(1) Represented the operations of TOPS Protected Balanced ETF Class 2 Division until May 20, 2013.
(2) Represented the operations of TOPS Protected Growth ETF Class 2 Division until May 20, 2013.
(3) Commenced operations May 21, 2012.

See accompanying notes.

Templeton Global Bond Securities Class 2		TOPS Managed Risk Balanced ETF Class 2		TOPS Managed Risk Growth ETF Class 2

Division		Division (1) (3)		Division (2) (3)
2013	2012	2013	2012	2013	2012

$11,536	$325	$309	$-	$3,024	$91
2,361	(101)	130	-	8,644	1
(11,228)	2,248	1,803	2	30,141	7,325
2,669	2,472	2,242	2	41,809	7,417

-	-	-	-	-	-

2,669	2,472	2,242	2	41,809	7,417

407,742	50,908	85,243	442	193,217	256,615
(1,539)	-	-	-	(95)	-
-	-	-	-	-	-
(276)	-	-	-	-	-
(81,855)	(2,308)	(1,799)	-	(102)	-
(33,053)	(2,509)	(6,742)	(23)	(93,549)	(22,709)
(295)	(14)	(60)	-	(835)	(123)
-	-	-	-	-	-
290,724	46,077	76,642	419	98,636	233,783
293,393	48,549	78,884	421	140,445	241,200

48,549	-	421	-	241,200	-
$341,942	$48,549	$79,305	$421	$381,645	$241,200

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	TOPS Managed Risk Moderate Growth ETF Class 2

	Division (1) (2)
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$110	$1
Total realized gains (losses) on investments	116	-
Change in net unrealized appreciation or depreciation of investments	1,958	56
Net gains (losses) from investments	2,184	57

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	2,184	57

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	67,870	3,093
Contract terminations and surrenders	-	-
Death benefit payments	-	-
Policy loan transfers	-	-
Transfers to other contracts	(2,416)	-
Cost of insurance and administration charges	(6,994)	(1,039)
Mortality and expenses charges	(62)	(6)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	58,398	2,048
Total increase (decrease)	60,582	2,105

Net assets at beginning of period	2,105	-
Net assets at end of period	$62,687	$2,105

(1) Represented the operations of TOPS Protected Moderate Growth ETF Class 2 Division until May 20, 2013.
(2) Commenced operations May 21, 2012.

See accompanying notes.

Van Eck Global Hard Assets Service Class

Division
2013	2012

$123	$79
1,709	112
5,705	602
7,537	793

-	-

7,537	793

109,792	23,293
(453)	-
-	-
-	-
(11,422)	(1,179)
(6,616)	(1,574)
(59)	(9)
-	-
91,242	20,531
98,779	21,324

21,324	-
$120,103	$21,324

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

1. Nature of Operations and Significant Accounting Policies

Principal National Life Insurance Company Variable Life Separate Account (“the Separate Account”) is a segregated investment account of Principal National Life Insurance Company (“Principal National”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2013, contractholder investment options include the following diversified open-end management investment companies:
Principal Variable Contracts Funds, Inc. - Class 1: (1)
Bond & Mortgage Securities Account (2)
Diversified International Account (2)
Equity Income Account (2)
Government & High Quality Bond Account (2)
International Emerging Markets Account (2)
LargeCap Blend Account II (2)
LargeCap Growth Account (2)
LargeCap Growth Account I (2)
LargeCap S&P 500 Index Account (2)
LargeCap Value Account (2)
MidCap Class 1 Account (2) (8)
Money Market Account (2)
Principal LifeTime Strategic Income Account (2)
Principal LifeTime 2010 Account (2)
Principal LifeTime 2020 Account (2)
Principal LifeTime 2030 Account (2)
Principal LifeTime 2040 Account (2)
Principal LifeTime 2050 Account (2)
Principal LifeTime 2060 Account (5)
Real Estate Securities Account (2)
Short-Term Income Account (2)
SmallCap Blend Account (2)
SmallCap Growth Account II (2)
SmallCap Value Account I (2)
Strategic Asset Management Balanced Portfolio (2)
Strategic Asset Management Conservative Balanced Portfolio (2)
Strategic Asset Management Conservative Growth Portfolio (2)
Strategic Asset Management Flexible Income Portfolio (2)
Strategic Asset Management Strategic Growth Portfolio (2)
AllianceBernstein Variable Product Series Fund Inc.:
International Value Portfolio - Class A (2)
Small Cap Growth Portfolio - Class A (2)
Small/Mid Cap Value Portfolio - Class A (2)
American Century Investments®:
VP Income & Growth Fund - Class II (2)
VP Inflation Protection Fund - Class II (2)
VP Mid Cap Value Fund - Class II (2)
VP Value Fund - Class II (2)
VP VistaSM Fund - Class II (2)

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Calvert VP Portfolio:
Income Portfolio (2)
Russell 2000 Small Cap Index Portfolio - Class F (2)
S&P MidCap 400 Index Portfolio - Class F (2)
    SRI Equity Portfolio (2)
Delaware VIP® Small Cap Value Series Service Class (2)
Delaware VIP® Smid Cap Growth Series Service Class (2)
DWS Small Mid Cap Value VIP - Class B (2) (6)
Fidelity® Variable Insurance Products Fund:
Contrafund® Portfolio - Service Class 2 (2)
Equity-Income Portfolio - Service Class 2 (2)
High Income Portfolio - Service Class 2 (2)
    Mid Cap Portfolio - Service Class 2 (2)
Franklin Templeton Variable Insurance Product Trust:
Mutual Global Discovery Securities Fund - Class 2 (2)
Franklin Rising Dividends Securities Fund - Class 2 (2)
Franklin Small Cap Value Securities Fund - Class 2 (2)
Invesco Variable Insurance Fund:
    Core Equity Fund - Series II Shares (2)
    Global Health Care Fund - Series I Shares (2)
    Mid Cap Core Equity Fund - Series II Shares (2)
Invesco American Franchise Series II (3) (7)
Janus Aspen Series:
    Janus Aspen Forty Portfolio - Service Shares (2)
MFS ® Variable Insurance Trust:
New Discovery Series - Service Class (2)
Utilities Series - Service Class (2)
Neuberger Berman Advisors Management Trust:
    Large Cap Value Portfolio - I Class Shares (2)
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares (2) (9)
Putnam Variable Trust:
Voyager Fund - Class IB (2)
Templeton Global Bond Securities - Class 2 (2)
TOPS Managed Risk Series:
TOPS Managed Risk Balanced ETF Class 2 (4) (10)
TOPS Managed Risk Growth ETF Class 2 (4) (11)
    TOPS Managed Risk Moderate Growth ETF Class 2 (4) (12)
Van Eck VIP Trust:
    Global Hard Assets Fund - Service Class Shares (2)

(1)	Organized by Principal National Life Insurance Company.

(2)	Commencement of operations, December 31, 2011. No activity occurred during the 2011 reporting period.

(3)	Commencement of operations, April 27, 2012.

(4)	Commencement of operations, May 21, 2012.

(5)	Commencement of operations, May 20, 2013.

(6)	Represented the operations of DWS Dreman Small Mid Cap Value Class B Division until May 20, 2013.

(7)	Represented the operations of Invesco Van Kampen American Franchise Series II Division until May 20, 2013.

(8)	Represented the operations of MidCap Blend Class 1 Division until May 20, 2013.

(9)	Represented the operations of Oppenheimer Main Street Small & Mid Cap Service Shares Division until May 20, 2013.

(10)	Represented the operations of TOPS Protected Balanced ETF Class 2 Division until May 20, 2013.

(11)	Represented the operations of TOPS Protected Growth ETF Class 2 Division until May 20, 2013.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

(12)	Represented the operations of TOPS Protected Moderate Growth ETF Class 2 Division until May 20, 2013.

Commencement of operations date is the date that the division became available to contractholders.

The assets of the Separate Account are owned by Principal National. The assets of the Separate Account support Variable Universal Life Income III variable life insurance contracts of Principal National and may not be used to satisfy the liabilities arising from any other business of Principal National.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of the Separate Account in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Investments

Investments are stated at the closing net asset values (“NAV”) per share on December 31, 2013. Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. Dividends are taken into income on an accrual basis as of the ex-dividend date. Investment transactions are accounted for on a trade date basis.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

•	Level 1 - Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 - Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 - Fair values are based on significant unobservable inputs for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, all investments are reflected in Level 1 of the fair value hierarchy.

Foreign Tax Withholdings

Principal National may be entitled to claim a federal income tax credit to the extent foreign income taxes are withheld on investment income allocated to the Separate Account. Principal National will compensate each separate account division in an amount equal to the tax benefit claimed on its federal income tax return, or subsequently claimed for refund, attributable to foreign taxes on the division’s share of income associated with investments allocated to the Separate Account within a reasonable time of receiving a tax benefit. The amounts presented as payment from affiliate on the Statements of Operations and the Statements of Changes in Net Assets reflects compensation for subsequently claimed refunds.

2. Expenses and Related Party Transactions
Principal National is compensated for the following expenses and charges:
Variable Universal Life Income III contracts - Asset based charges assumed by Principal National are compensated for by a monthly charge equivalent to an annual rate of 0.15% of the asset value of each policy through the tenth policy

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

year. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on Principal National's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 4.25% of premiums paid up to target premium is deducted from each payment on behalf of each participant during the first policy year. In policy years two and later, the sales charge is 3.00% of premiums paid up to target premium. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal National prior to their transfer to the Separate Account.

During the year ended December 31, 2013, investment advisory and management fees were paid indirectly to Principal Management Corporation (“Manager”) (wholly owned by Principal Financial Services, Inc.), an affiliate of Principal National, computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Separate Accounts, some of which are affiliates of the Manager. The annual rate paid by Principal LifeTime Accounts is 0.03% of each of the Principal LifeTime Accounts’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other accounts are as follows:

	Net Assets of Accounts (in millions)
	First $100	Next $100	Next $100	Next $100	Over $400
Bond & Mortgage Securities Account	0.50%	0.45%	0.40%	0.35%	0.30%
Equity Income Account	0.60	0.55	0.50	0.45	0.40
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Account	0.65	0.60	0.55	0.50	0.45
Money Market Account	0.50	0.45	0.40	0.35	0.30
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
SmallCap Blend Account	0.85	0.80	0.75	0.70	0.65
SmallCap Growth Account II	1.00	0.95	0.90	0.85	0.80
SmallCap Value Account I	1.10	1.05	1.00	0.95	0.90

	Net Assets of Accounts (in millions)
	First $250	Next $250	Next $250	Next $250	Over $1,000
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05
LargeCap Blend Account II	0.75	0.70	0.65	0.60	0.55
LargeCap Value Account	0.60	0.55	0.50	0.45	0.40

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	Net Assets of Accounts						Net Assets of Accounts
	(in millions)						(in millions)
	First $500	Next $500	Next $1 billion	Next $1 billion	Over $3 billion		First $200	Next $300	Over $500
LargeCap Growth Account	0.68%	0.63%	0.61%	0.56%	0.51%	Short-Term Income Account	0.50%	0.45%	0.40%

	Net Assets of Accounts
	First $2 billion	Over $2 billion		All Net Assets
Government & High Quality Bond Account	0.50%	0.45%	LargeCap S&P 500 Index Account	0.25%

The Manager has contractually agreed to limit the Separate Account’s management and investment advisory fees for certain Separate Accounts through the period ended April 30, 2014. The expense limit will reduce the Separate Account’s management and investment advisory fees by the following amounts:

LargeCap Blend Account II	0.018%
LargeCap Growth Account I	0.016
SmallCap Growth Account II	0.100
SmallCap Value Account I	0.020

The Manager has contractually agreed to limit the expenses (excluding interest the Separate Accounts incur in connection with investments they make) for certain classes of shares of the Separate Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	From January 1, 2013 through December 31, 2013
	Class 1	Class 2	Expiration
Principal LifeTime 2060 Account	0.13%	N/A	April 30, 2014
SmallCap Value Account I	0.99%	1.24%	April 30, 2014

The Manager has contractually agreed to limit Short-Term Income Account’s expenses by 0.01% through the period ended April 30, 2014.

In addition, the Manager has voluntarily agreed to limit Money Market Account’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Reinsurance

There is a modified coinsurance agreement between Principal Life Insurance Company and Principal National for the Separate Accounts.

3. Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal National. Under current practice, no federal income taxes are allocated by Principal National to the operations of the Separate Account.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the period ended December 31, 2013:

Division	Purchases	Sales

AllianceBernstein International Value Class A Division:
Variable Universal Life Income III	$184,109	$12,102

AllianceBernstein Small Cap Growth Class A Division:
Variable Universal Life Income III	66,457	7,151

AllianceBernstein Small/Mid Cap Value Class A Division:
Variable Universal Life Income III	64,823	7,599

American Century VP Income & Growth Class II Division:
Variable Universal Life Income III	92,171	8,896

American Century VP Inflation Protection Class II Division:
Variable Universal Life Income III	107,432	48,027

American Century VP MidCap Value Class II Division:
Variable Universal Life Income III	182,621	6,994

American Century VP Value Class II Division:
Variable Universal Life Income III	129,864	10,243

American Century VP Vista Class II Division:
Variable Universal Life Income III	1,162	593

Bond & Mortgage Securities Class 1 Division:
Variable Universal Life Income III	130,661	51,008

Calvert Income Division:
Variable Universal Life Income III	85,965	32,946

Calvert Russell 2000 Small Cap Index Class F Division:
Variable Universal Life Income III	74,315	12,873

Calvert S&P MidCap 400 Index Class F Division:
Variable Universal Life Income III	45,367	4,247

Calvert SRI Equity Division:
Variable Universal Life Income III	19,464	2,571

Delaware Small Cap Value Service Class Division:
Variable Universal Life Income III	78,336	10,609

Delaware Smid Cap Growth Service Class Division:
Variable Universal Life Income III	91,717	22,988

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales

Diversified International Class 1 Division:
Variable Universal Life Income III	$214,446	$23,985

DWS Small Mid Cap Value Class B Division:
Variable Universal Life Income III	20,723	5,666

Equity Income Class 1 Division:
Variable Universal Life Income III	252,422	33,229

Fidelity VIP Contrafund Service Class 2 Division:
Variable Universal Life Income III	484,534	66,914

Fidelity VIP Equity-Income Service Class 2 Division:
Variable Universal Life Income III	172,095	16,325

Fidelity VIP High Income Service Class 2 Division:
Variable Universal Life Income III	304,281	73,780

Fidelity VIP Mid Cap Service Class 2 Division:
Variable Universal Life Income III	311,766	42,005

Franklin Mutual Global Discovery Class 2 Division:
Variable Universal Life Income III	174,009	14,592

Franklin Rising Dividends Securities Class 2 Division:
Variable Universal Life Income III	222,656	30,491

Franklin Small Cap Value Securities Class 2 Division:
Variable Universal Life Income III	64,481	2,293

Government & High Quality Bond Class 1 Division:
Variable Universal Life Income III	562,962	355,787

International Emerging Markets Class 1 Division:
Variable Universal Life Income III	287,183	62,948

Invesco American Franchise Series II Division:
Variable Universal Life Income III	16,550	1,931

Invesco Core Equity Series II Division:
Variable Universal Life Income III	19,473	2,115

Invesco Global Health Care Series I Division:
Variable Universal Life Income III	209,051	33,151

Invesco Mid Cap Core Equity Series II Division:
Variable Universal Life Income III	126,017	3,186

Janus Aspen Forty Service Shares Division:
Variable Universal Life Income III	146,413	25,826

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales

LargeCap Blend II Class 1 Division:
Variable Universal Life Income III	$21,368	$3,384

LargeCap Growth Class 1 Division:
Variable Universal Life Income III	146,259	11,801

LargeCap Growth I Class 1 Division:
Variable Universal Life Income III	221,287	27,840

LargeCap S&P 500 Index Class 1 Division:
Variable Universal Life Income III	1,798,089	69,582

LargeCap Value Class 1 Division:
Variable Universal Life Income III	105,230	24,383

MFS VIT New Discovery Service Class Division:
Variable Universal Life Income III	49,208	6,310

MFS VIT Utilities Service Class Division:
Variable Universal Life Income III	162,146	23,766

MidCap Class 1 Division:
Variable Universal Life Income III	816,353	120,763

Money Market Class 1 Division:
Variable Universal Life Income III	15,689,147	14,387,194

Neuberger Berman AMT Large Cap Value I Class Division:
Variable Universal Life Income III	51,510	4,691

Oppenheimer Main Street Small Cap Service Shares Division:
Variable Universal Life Income III	37,715	3,963

Principal LifeTime Strategic Income Class 1 Division:
Variable Universal Life Income III	1,914	902

Principal LifeTime 2010 Class 1 Division:
Variable Universal Life Income III	3,432	423

Principal LifeTime 2020 Class 1 Division:
Variable Universal Life Income III	244,530	8,027

Principal LifeTime 2030 Class 1 Division:
Variable Universal Life Income III	581,440	373,251

Principal LifeTime 2040 Class 1 Division:
Variable Universal Life Income III	308,906	37,535

Principal LifeTime 2050 Class 1 Division:
Variable Universal Life Income III	250,822	53,857

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales

Principal LifeTime 2060 Class 1 Division:
Variable Universal Life Income III	$15,744	$1,603

Putnam VT Voyager Class IB Division:
Variable Universal Life Income III	47,133	6,982

Real Estate Securities Class 1 Division:
Variable Universal Life Income III	309,377	46,169

SAM Balanced Portfolio Class 1 Division:
Variable Universal Life Income III	1,563,517	270,534

SAM Conservative Balanced Portfolio Class 1 Division:
Variable Universal Life Income III	873,078	109,787

SAM Conservative Growth Portfolio Class 1 Division:
Variable Universal Life Income III	2,015,428	294,652

SAM Flexible Income Portfolio Class 1 Division:
Variable Universal Life Income III	1,249,591	111,643

SAM Strategic Growth Portfolio Class 1 Division:
Variable Universal Life Income III	1,859,321	511,676

Short-Term Income Class 1 Division:
Variable Universal Life Income III	417,641	123,427

SmallCap Blend Class 1 Division:
Variable Universal Life Income III	185,109	13,512

SmallCap Growth II Class 1 Division:
Variable Universal Life Income III	92,958	7,976

SmallCap Value I Class 1 Division:
Variable Universal Life Income III	59,945	19,621

Templeton Global Bond Securities Class 2 Division:
Variable Universal Life Income III	422,254	117,018

TOPS Managed Risk Balanced ETF Class 2 Division:
Variable Universal Life Income III	85,552	8,601

TOPS Managed Risk Growth ETF Class 2 Division:
Variable Universal Life Income III	196,240	94,581

TOPS Managed Risk Moderate Growth ETF Class 2 Division:
Variable Universal Life Income III	67,980	9,472

Van Eck Global Hard Assets Service Class Division:
Variable Universal Life Income III	110,392	18,550

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

5. Changes in Units Outstanding

Transactions in units were as follows for each of the periods ended December 31:

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed

AllianceBernstein International Value Class A Division:
Variable Universal Life Income III	26,000	1,769	1,575	343

AllianceBernstein Small Cap Growth Class A Division:
Variable Universal Life Income III	3,950	459	1,152	201

AllianceBernstein Small/Mid Cap Value Class A Division:
Variable Universal Life Income III	3,963	483	834	203

American Century VP Income & Growth Class II Division:
Variable Universal Life Income III	4,930	500	785	122

American Century VP Inflation Protection Class II Division:
Variable Universal Life Income III	8,831	4,044	3,953	746

American Century VP MidCap Value Class II Division:
Variable Universal Life Income III	9,046	365	832	93

American Century VP Value Class II Division:
Variable Universal Life Income III	6,323	504	413	57

American Century VP Vista Class II Division:
Variable Universal Life Income III	79	40	48	21

Bond & Mortgage Securities Class 1 Division:
Variable Universal Life Income III	5,598	2,233	3,007	232

Calvert Income Division:
Variable Universal Life Income III	6,389	2,522	4,485	197

Calvert Russell 2000 Small Cap Index Class F Division:
Variable Universal Life Income III	4,423	825	1,021	167

Calvert S&P MidCap 400 Index Class F Division:
Variable Universal Life Income III	2,892	281	855	41

Calvert SRI Equity Division:
Variable Universal Life Income III	1,110	166	1,154	81

Delaware Small Cap Value Service Class Division:
Variable Universal Life Income III	4,588	633	1,579	365

Delaware Smid Cap Growth Service Class Division:
Variable Universal Life Income III	6,934	1,701	2,975	207

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed

Diversified International Class 1 Division:
Variable Universal Life Income III	8,993	1,027	2,222	251

DWS Small Mid Cap Value Class B Division:
Variable Universal Life Income III	1,384	368	115	16

Equity Income Class 1 Division:
Variable Universal Life Income III	18,600	2,381	5,698	574

Fidelity VIP Contrafund Service Class 2 Division:
Variable Universal Life Income III	20,817	2,821	5,137	1,381

Fidelity VIP Equity-Income Service Class 2 Division:
Variable Universal Life Income III	8,936	912	1,162	68

Fidelity VIP High Income Service Class 2 Division:
Variable Universal Life Income III	11,601	2,993	5,097	255

Fidelity VIP Mid Cap Service Class 2 Division:
Variable Universal Life Income III	9,146	1,402	1,848	212

Franklin Mutual Global Discovery Class 2 Division:
Variable Universal Life Income III	6,217	559	1,207	117

Franklin Rising Dividends Securities Class 2 Division:
Variable Universal Life Income III	10,982	1,510	2,970	193

Franklin Small Cap Value Securities Class 2 Division:
Variable Universal Life Income III	2,528	94	355	228

Government & High Quality Bond Class 1 Division:
Variable Universal Life Income III	44,196	28,345	13,219	2,805

International Emerging Markets Class 1 Division:
Variable Universal Life Income III	8,102	1,754	3,546	377

Invesco American Franchise Series II Division:
Variable Universal Life Income III	1,342	174	648	89

Invesco Core Equity Series II Division:
Variable Universal Life Income III	772	88	197	28

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed

Invesco Global Health Care Series I Division:
Variable Universal Life Income III	10,239	1,693	2,325	260

Invesco Mid Cap Core Equity Series II Division:
Variable Universal Life Income III	7,526	197	618	184

Janus Aspen Forty Service Shares Division:
Variable Universal Life Income III	11,847	2,102	2,719	326

LargeCap Blend II Class 1 Division:
Variable Universal Life Income III	1,143	181	347	24

LargeCap Growth Class 1 Division:
Variable Universal Life Income III	7,542	608	1,719	152

LargeCap Growth I Class 1 Division:
Variable Universal Life Income III	7,301	962	1,532	257

LargeCap S&P 500 Index Class 1 Division:
Variable Universal Life Income III	122,957	4,543	8,832	652

LargeCap Value Class 1 Division:
Variable Universal Life Income III	4,210	1,005	2,789	182

MFS VIT New Discovery Service Class Division:
Variable Universal Life Income III	2,035	268	433	54

MFS VIT Utilities Service Class Division:
Variable Universal Life Income III	12,116	1,821	3,564	303

MidCap Class 1 Division:
Variable Universal Life Income III	15,303	2,317	4,838	525

Money Market Class 1 Division:
Variable Universal Life Income III	1,032,199	946,543	432,683	367,542

Neuberger Berman AMT Large Cap Value I Class Division:
Variable Universal Life Income III	3,771	355	94	18

Oppenheimer Main Street Small Cap Service Shares Division:
Variable Universal Life Income III	2,166	237	798	199

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed

Principal LifeTime Strategic Income Class 1 Division:
Variable Universal Life Income III	126	60	25	25

Principal LifeTime 2010 Class 1 Division:
Variable Universal Life Income III	215	26	2	1

Principal LifeTime 2020 Class 1 Division:
Variable Universal Life Income III	14,296	470	615	24

Principal LifeTime 2030 Class 1 Division:
Variable Universal Life Income III	35,452	22,969	13,166	500

Principal LifeTime 2040 Class 1 Division:
Variable Universal Life Income III	17,561	2,183	4,075	563

Principal LifeTime 2050 Class 1 Division:
Variable Universal Life Income III	14,287	3,103	4,247	945

Principal LifeTime 2060 Class 1 Division:
Variable Universal Life Income III	1,546	151	-	-

Putnam VT Voyager Class IB Division:
Variable Universal Life Income III	2,560	386	431	131

Real Estate Securities Class 1 Division:
Variable Universal Life Income III	6,221	932	1,513	166

SAM Balanced Portfolio Class 1 Division:
Variable Universal Life Income III	113,746	19,921	39,860	3,841

SAM Conservative Balanced Portfolio Class 1 Division:
Variable Universal Life Income III	62,182	7,958	14,400	1,464

SAM Conservative Growth Portfolio Class 1 Division:
Variable Universal Life Income III	153,263	22,622	85,332	4,349

SAM Flexible Income Portfolio Class 1 Division:
Variable Universal Life Income III	86,909	7,902	8,555	489

SAM Strategic Growth Portfolio Class 1 Division:
Variable Universal Life Income III	144,889	40,863	152,510	7,008

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed

Short-Term Income Class 1 Division:
Variable Universal Life Income III	33,421	9,967	16,049	1,481

SmallCap Blend Class 1 Division:
Variable Universal Life Income III	8,309	637	1,156	125

SmallCap Growth II Class 1 Division:
Variable Universal Life Income III	5,071	456	870	294

SmallCap Value I Class 1 Division:
Variable Universal Life Income III	1,609	518	1,016	88

Templeton Global Bond Securities Class 2 Division:
Variable Universal Life Income III	26,100	7,453	3,473	328

TOPS Managed Risk Balanced ETF Class 2 Division:
Variable Universal Life Income III	7,564	762	41	2

TOPS Managed Risk Growth ETF Class 2 Division:
Variable Universal Life Income III	16,191	8,090	24,392	2,172

TOPS Managed Risk Moderate Growth ETF Class 2 Division:
Variable Universal Life Income III	5,766	813	293	99

Van Eck Global Hard Assets Service Class Division:
Variable Universal Life Income III	12,347	2,062	2,838	334

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013
6. Financial Highlights

Principal National sells a number of variable life insurance products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures results in a variety of unit values, expense ratios, and total returns.

The Separate Account has presented the following disclosures for 2013 in accordance with the AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal National have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal National as contract owners may not have selected all available and applicable contact options as discussed in Note 2.

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

AllianceBernstein International Value Class A Division:
2013	25	$7.57	$193	9.58%	-%	22.89%
2012	1	$6.16	$8	3.35%	-%	14.71%

AllianceBernstein Small Cap Growth Class A Division:
2013	4	$18.62	$83	-%	-%	45.70%
2012	1	$12.78	$12	-%	-%	15.03%

AllianceBernstein Small/Mid Cap Value Class A Division:
2013	4	$17.49	$72	0.60%	-%	38.04%
2012	1	$12.67	$8	0.60%	-%	18.74%

American Century VP Income & Growth Class II Division:
2013	5	$20.11	$102	2.12%	-%	35.51%
2012	1	$14.84	$10	3.19%	-%	14.42%

American Century VP Inflation Protection Class II Division:
2013	8	$11.27	$90	1.49%	-%	-8.45%
2012	3	$12.31	$39	3.18%	-%	7.32%

American Century VP MidCap Value Class II Division:
2013	9	$20.97	$198	1.41%	-%	29.93%
2012	1	$16.14	$12	2.14%	-%	16.20%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
American Century VP Value Class II Division:
2013	6	$22.06	$136	1.51%	-%	31.47%
2012	-	$16.78	$6	2.24%	-%	14.54%

American Century VP Vista Class II Division:
2013	-	$16.44	$1	-%	-%	30.06%
2012	-	$12.64	0	-%	-%	15.43%

Bond & Mortgage Securities Class 1 Division:
2013	6	$22.90	$141	3.05%	-%	(0.87)%
2012	3	$23.10	$64	3.53%	-%	7.54%

Calvert Income Division:
2013	8	$12.96	$106	3.34%	-%	(1.22)%
2012	4	$13.12	$56	8.58%	-%	8.61%

Calvert Russell 2000 Small Cap Index Class F Division:
2013	4	$18.06	$80	0.86%	-%	37.65%
2012	1	$13.12	$11	1.97%	-%	15.19%

Calvert S&P MidCap 400 Index Class F Division:
2013	3	$16.49	$56	0.87%	-%	32.45%
2012	1	$12.45	$10	1.32%	-%	17.01%

Calvert SRI Equity Division:
2013	2	$17.75	$36	0.11%	-%	31.00%
2012	1	$13.55	$15	0.20%	-%	16.01%

Delaware Small Cap Value Service Class Division:
2013	5	$18.55	$96	0.30%	-%	33.17%
2012	1	$13.93	$17	0.09%	-%	13.62%

Delaware Smid Cap Growth Service Class Division:
2013	8	$14.47	$116	-%	-%	40.90%
2012	3	$10.27	$28	-%	-%	10.79%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Diversified International Class 1 Division:
2013	10	$25.52	$254	2.38%	-%	18.42%
2012	2	$21.55	$42	3.08%	-%	18.47%

DWS Small Mid Cap Value Class B Division:
2013 (7)	1	$16.95	$19	0.39%	-%	34.63%
2012	-	$12.59	$1	0.41%	-%	13.42%

Equity Income Class 1 Division:
2013	21	$14.68	$313	3.58%	-%	27.32%
2012	5	$11.53	$59	4.50%	-%	13.04%

Fidelity VIP Contrafund Service Class 2 Division:
2013	22	$26.06	$567	1.35%	-%	30.95%
2012	4	$19.90	$75	2.28%	-%	16.17%

Fidelity VIP Equity-Income Service Class 2 Division:
2013	9	$19.24	$175	4.56%	-%	27.84%
2012	1	$15.05	$16	6.56%	-%	17.03%

Fidelity VIP High Income Service Class 2 Division:
2013	13	$25.37	$341	8.66%	-%	5.71%
2012	5	$24.00	$116	13.69%	-%	13.96%

Fidelity VIP Mid Cap Service Class 2 Division:
2013	9	$33.91	$318	0.55%	-%	35.86%
2012	2	$24.96	$41	1.08%	-%	14.55%

Franklin Mutual Global Discovery Class 2 Division:
2013	7	$28.39	$192	2.36%	-%	27.60%
2012	1	$22.25	$24	4.00%	-%	13.35%

Franklin Rising Dividends Securities Class 2 Division:
2013	12	$22.22	$272	1.18%	-%	29.71%
2012	3	$17.13	$48	0.73%	-%	11.96%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Franklin Small Cap Value Securities Class 2 Division:
2013	3	$28.05	$72	0.19%	-%	36.23%
2012	-	$20.59	$3	0.70%	-%	18.40%

Government & High Quality Bond Class 1 Division:
2013	26	$12.45	$327	3.20%	-%	(0.95)%
2012	10	$12.57	$131	5.50%	-%	3.88%

International Emerging Markets Class 1 Division:
2013	10	$35.78	$341	1.99%	-%	(4.94)%
2012	3	$37.64	$119	1.77%	-%	20.80%

Invesco American Franchise Series II Division:
2013 (8)	2	$13.62	$24	0.26%	-%	39.84%
2012 (4)	1	$9.74	$5	-%	-%	(2.70)%
					-%	-%
Invesco Core Equity Series II Division:
2013	1	$26.44	$23	1.23%	-%	28.91%
2012	-	$20.51	$3	1.84%	-%	13.63%

Invesco Global Health Care Series I Division:
2013	11	$22.32	$237	0.70%	-%	40.55%
2012	2	$15.88	$33	-%	-%	20.85%

Invesco Mid Cap Core Equity Series II Division:
2013	8	$17.22	$134	0.30%	-%	28.41%
2012	-	$13.41	$6	-%	-%	10.64%

Janus Aspen Forty Service Shares Division:
2013	12	$13.72	$166	0.55%	-%	30.92%
2012	2	$10.48	$25	0.81%	-%	23.88%

LargeCap Blend II Class 1 Division:
2013	1	$20.46	$26	1.48%	-%	31.41%
2012	-	$15.57	$5	2.47%	-%	15.16%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
LargeCap Growth Class 1 Division:
2013	9	$21.89	$186	0.72%	-%	33.97%
2012	2	$16.34	$26	0.45%	-%	16.80%

LargeCap Growth I Class 1 Division:
2013	8	$32.68	$249	0.33%	-%	36.11%
2012	1	$24.01	$31	0.08%	-%	16.38%

LargeCap S&P 500 Index Class 1 Division:
2013	127	$17.30	$2,190	1.18%	-%	32.06%
2012	8	$13.10	$107	0.54%	-%	15.52%

LargeCap Value Class 1 Division:
2013	6	$26.90	$156	2.51%	-%	30.84%
2012	3	$20.56	$54	2.42%	-%	18.57%

MFS VIT New Discovery Service Class Division:
2013	2	$26.69	$57	-%	-%	41.22%
2012	-	$18.90	$7	-%	-%	20.84%

MFS VIT Utilities Service Class Division:
2013	14	$13.86	$188	2.17%	-%	20.21%
2012	3	$11.53	$38	8.96%	-%	13.26%

MidCap Class 1 Division:
2013 (9)	17	$57.58	$996	1.69%	-%	33.94%
2012	4	$42.99	$185	1.17%	-%	19.42%

Money Market Class 1 Division:
2013	151	$15.20	$2,292	-%	-%	-%
2012	65	$15.20	$990	-%	-%	-%

Neuberger Berman AMT Large Cap Value I Class Division:
2013	3	$14.55	$51	2.19%	-%	31.20%
2012	-	$11.09	$1	0.54%	-%	16.61%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Oppenheimer Main Street Small Cap Service Shares Division:
2013 (10)	3	$19.03	$48	0.55%	-%	40.65%
2012	1	$13.53	$8	0.21%	-%	17.65%

Principal LifeTime Strategic Income Class 1 Division:
2013	-	$15.29	$1	2.81%	-%	5.16%
2012	-	$14.54	0	-%	-%	9.65%

Principal LifeTime 2010 Class 1 Division:
2013	-	$16.65	$3	0.10%	-%	10.78%
2012	-	$15.03	0	-%	-%	11.83%

Principal LifeTime 2020 Class 1 Division:
2013	14	$18.14	$261	3.20%	-%	15.98%
2012	1	$15.64	$9	-%	-%	14.75%

Principal LifeTime 2030 Class 1 Division:
2013	25	$18.17	$457	1.69%	-%	18.99%
2012	13	$15.27	$193	0.53%	-%	15.59%

Principal LifeTime 2040 Class 1 Division:
2013	19	$18.88	$357	1.41%	-%	22.44%
2012	4	$15.42	$54	1.52%	-%	16.73%

Principal LifeTime 2050 Class 1 Division:
2013	14	$18.97	$275	1.55%	-%	23.74%
2012	3	$15.33	$51	1.82%	-%	17.11%

Principal LifeTime 2060 Class 1 Division:
2013 (6)	1	$11.11	$16	-%	-%	10.99%

Putnam VT Voyager Class IB Division:
2013	2	$21.14	$52	0.33%	-%	43.71%
2012	-	$14.71	$4	-%	-%	14.21%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Real Estate Securities Class 1 Division:
2013	7	$48.25	$320	1.24%	-%	4.10%
2012	1	$46.35	$62	1.44%	-%	17.16%

SAM Balanced Portfolio Class 1 Division:
2013	130	$14.47	$1,879	2.49%	-%	17.64%
2012	36	$12.30	$443	0.53%	-%	12.74%

SAM Conservative Balanced Portfolio Class 1 Division:
2013	67	$14.40	$967	2.73%	-%	11.54%
2012	13	$12.91	$167	0.87%	-%	11.20%

SAM Conservative Growth Portfolio Class 1 Division:
2013	212	$14.10	$2,983	1.93%	-%	23.14%
2012	81	$11.45	$927	0.40%	-%	14.16%

SAM Flexible Income Portfolio Class 1 Division:
2013	87	$14.52	$1,265	3.61%	-%	7.72%
2012	8	$13.48	$109	0.95%	-%	10.67%

SAM Strategic Growth Portfolio Class 1 Division:
2013	250	$13.94	$3,477	1.41%	-%	27.42%
2012	146	$10.94	$1,591	0.26%	-%	15.52%

Short-Term Income Class 1 Division:
2013	38	$12.33	$469	1.98%	-%	1.15%
2012	15	$12.19	$178	2.50%	-%	5.00%

SmallCap Blend Class 1 Division:
2013	9	$24.36	$212	0.27%	-%	47.82%
2012	1	$16.48	$17	-%	-%	14.68%

SmallCap Growth II Class 1 Division:
2013	5	$20.31	$105	-%	-%	47.39%
2012	1	$13.78	$8	-%	-%	16.29%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
SmallCap Value I Class 1 Division:
2013	2	$42.90	$87	1.20%	-%	39.78%
2012	1	$30.69	$28	1.61%	-%	21.69%

Templeton Global Bond Securities Class 2 Division:
2013	22	$15.69	$342	4.81%	-%	1.62%
2012	3	$15.44	$49	1.94%	-%	15.05%

TOPS Managed Risk Balanced ETF Class 2 Division:
2013 (11)	7	$11.59	$79	0.92%	-%	7.91%
2012 (5)	-	$10.74	0	-%	-%	6.65%

TOPS Managed Risk Growth ETF Class 2 Division:
2013 (12)	30	$12.59	$382	1.12%	-%	16.04%
2012 (5)	22	$10.85	$241	0.12%	-%	7.64%

TOPS Managed Risk Moderate Growth ETF Class 2 Division:
2013 (13)	5	$12.18	$63	0.58%	-%	12.36%
2012 (5)	-	$10.84	$2	0.18%	-%	7.43%

Van Eck Global Hard Assets Service Class Division:
2013	13	$9.39	$120	-%	-%	10.34%
2012	3	$8.51	$21	1.01%	-%	3.03%

(1)
These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.

(2)
These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

(3)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists then a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(4)	Commencement of operations, April 27, 2012. Investment income ratios have been annualized for the period ended December 31, 2012.
(5)	Commencement of operations, May 21, 2012. Investment income ratios have been annualized for the period ended December 31, 2012.
(6)	Commencement of operations, May 20, 2013. Investment income ratios have been annualized for the period ended December 31, 2013.
(7)	Represented the operations of DWS Dreman Small Mid Cap Value Class B Division until May 20, 2013.
(8)	Represented the operations of Invesco Van Kampen American Franchise Series II Division until May 20, 2013.
(9)	Represented the operations of MidCap Blend Class 1 Division until May 20, 2013.
(10)	Represented the operations of Oppenheimer Main Street Small & Mid Cap Service Shares Division until May 20, 2013.
(11)	Represented the operations of TOPS Protected Balanced ETF Class 2 Division until May 20, 2013.
(12)	Represented the operations of TOPS Protected Growth ETF Class 2 Division until May 20, 2013.
(13)	Represented the operations of TOPS Protected Moderate Growth ETF Class 2 Division until May 20, 2013.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder
Principal National Life Insurance Company

We have audited the accompanying statements of financial position of Principal National Life Insurance Company (“the Company”) as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Principal National Life Insurance Company at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in conformity with U.S generally accepted accounting principles.

Des Moines, Iowa
April 2, 2014

Principal National Life Insurance Company
Statements of Financial Position

	December 31,
	2013	2012
	(in thousands)
Assets
Fixed maturities, available-for-sale	$73,893.8	$61,032.2
Policy loans	4,778.0	4,238.9
Total investments	78,671.8	65,271.1
Cash and cash equivalents	1,368.8	12,768.0
Accrued investment income	827.0	313.0
Premiums due and other receivables	1,480,516.1	1,098,949.5
Goodwill	95.0	95.0
Other intangibles	1,755.0	1,755.0
Separate account assets	25,890.4	6,656.7
Deferred income taxes	18,713.8	11,953.7
Other assets	455.4	422.6
Total assets	$1,608,293.3	$1,198,184.6
Liabilities
Contractholder funds	$1,189,547.7	$933,761.2
Future policy benefits and claims	267,472.2	154,319.7
Other policyholder funds	21,736.1	8,507.5
Income taxes currently payable	1,664.3	388.8
Separate account liabilities	25,890.4	6,656.7
Other liabilities	3,579.5	11,663.5
Total liabilities	1,509,890.2	1,115,297.4
Stockholder's equity
Common stock, par value $1 per share - 5.0 million shares
authorized, 2.5 million shares issued and outstanding (wholly
owned indirectly by Principal Financial Group, Inc.)	2,500.0	2,500.0
Preferred stock, par value $1 per share - 1.0 million shares
authorized, none issued and outstanding	-	-
Additional paid-in capital	97,287.1	79,460.8
Retained deficit	(833.5)	(619.6)
Accumulated other comprehensive income (loss)	(550.5)	1,546.0
Total stockholder's equity	98,403.1	82,887.2
Total liabilities and stockholder's equity	$1,608,293.3	$1,198,184.6

See accompanying notes.

Principal National Life Insurance Company
Statements of Operations

	For the year ended December 31,
	2013	2012	2011
	(in thousands)
Revenues
Premiums and other considerations	$7.0	$6.6	$6.5
Fees and other revenues	483.0	474.8	337.7
Net investment income	1,554.0	1,016.2	666.3
Net realized capital gains	968.4	-	-
Total revenues	3,012.4	1,497.6	1,010.5
Expenses
Benefits, claims and settlement expenses	34.6	0.3	0.5
Operating expenses	2,825.9	2,001.5	1,323.3
Total expenses	2,860.5	2,001.8	1,323.8
Income (loss) from operations before income taxes	151.9	(504.2)	(313.3)
Income taxes (benefit)	183.0	(132.2)	(12.7)
Net loss	$(31.1)	$(372.0)	$(300.6)

See accompanying notes.

Principal National Life Insurance Company
Statements of Comprehensive Income

	For the year ended December 31,
	2013	2012	2011
	(in thousands)
Net loss	$(31.1)	$(372.0)	$(300.6)
Other comprehensive income (loss):
Net unrealized gains (losses) on available-for-sale securities	(2,096.5)	265.8	1,143.4
Comprehensive income (loss)	$(2,127.6)	$(106.2)	$842.8

See accompanying notes.

Principal National Life Insurance Company
Statements of Stockholder's Equity

				Accumulated
		Additional	Retained	other	Total
	Common	paid-in	earnings	comprehensive	stockholder's
	stock	capital	(deficit)	income (loss)	equity
	(in thousands)
Balances at January 1, 2011	$2,500.0	$21,320.3	$260.8	$136.8	$24,217.9
Contributions from parent	-	40,000.0	-	-	40,000.0
Stock-based compensation	-	978.2	(81.3)	-	896.9
Net loss	-	-	(300.6)	-	(300.6)
Other comprehensive income	-	-	-	1,143.4	1,143.4
Balances at December 31, 2011	2,500.0	62,298.5	(121.1)	1,280.2	65,957.6
Contributions from parent	-	15,000.0	-	-	15,000.0
Stock-based compensation	-	2,162.3	(126.5)	-	2,035.8
Net loss	-	-	(372.0)	-	(372.0)
Other comprehensive income	-	-	-	265.8	265.8
Balances at December 31, 2012	2,500.0	79,460.8	(619.6)	1,546.0	82,887.2
Contributions from parent	-	15,000.0	-	-	15,000.0
Stock-based compensation	-	2,826.3	(182.8)	-	2,643.5
Net loss	-	-	(31.1)	-	(31.1)
Other comprehensive loss	-	-	-	(2,096.5)	(2,096.5)
Balances at December 31, 2013	$2,500.0	$97,287.1	$(833.5)	$(550.5)	$98,403.1

See accompanying notes.

Principal National Life Insurance Company
Statements of Cash Flows

	For the year ended December 31,
	2013	2012	2011
	(in thousands)
Operating activities
Net loss	$(31.1)	$(372.0)	$(300.6)
Adjustments to reconcile net loss to net cash
used in operating activities:
Accrued investment income	(514.0)	(43.4)	(89.6)
Premiums due and other receivables	(381,567.3)	(502,721.7)	(417,248.1)
Future policy benefits and claims	27,160.8	5,236.3	(14,555.7)
Current and deferred income tax benefits	(4,355.8)	(5,882.4)	(6,632.1)
Net realized capital gains	(968.4)	-	-
Other liabilities	(8,084.0)	2,116.5	(12,888.3)
Other	2,617.9	2,046.1	779.9
Net adjustments	(365,710.8)	(499,248.6)	(450,633.9)
Net cash used in operating activities	(365,741.9)	(499,620.6)	(450,934.5)
Investing activities
Available-for-sale securities:
Purchases	(64,662.9)	(9,952.7)	(33,890.5)
Sales	44,512.3	-	-
Maturities	5,025.0	-	3,445.0
Other	0.7	(1.8)	(3.1)
Net change in other investments	(539.1)	(1,864.6)	(1,050.6)
Net cash used in investing activities	(15,664.0)	(11,819.1)	(31,499.2)
Financing activities
Investment contract deposits	361,142.2	499,189.3	433,449.4
Investment contract withdrawals	(6,135.5)	(2,819.2)	(2,308.2)
Capital contribution from parent	15,000.0	15,000.0	40,000.0
Net cash provided by financing activities	370,006.7	511,370.1	471,141.2
Net decrease in cash and cash equivalents	(11,399.2)	(69.6)	(11,292.5)
Cash and cash equivalents at beginning of year	12,768.0	12,837.6	24,130.1
Cash and cash equivalents at end of year	$1,368.8	$12,768.0	$12,837.6

Supplemental Information:
Cash paid for income taxes	$4,327.5	$5,396.0	$6,715.5

See accompanying notes.

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal National Life Insurance Company is a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”), our ultimate parent. We are a life insurance company licensed in 49 states currently selling ordinary life insurance products.

Basis of Presentation

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). We have evaluated subsequent events through April X, 2014, which was the date our financial statements were issued.

Recent Accounting Pronouncements

In July 2013, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance that requires the liability related to certain unrecognized benefits to be offset against a deferred tax asset from operating loss carryforwards. This guidance will be effective for us beginning January 1, 2014, and is not expected to have a material impact on our financial statements.

In February 2013, the FASB issued authoritative guidance that requires entities to disclose additional information about items reclassified out of accumulated other comprehensive income (“AOCI”). Entities are required to disclose information regarding changes in AOCI balances by component and significant items reclassified out of AOCI by component either on the face of the income statement or as a separate footnote to the financial statements. This guidance was effective for us beginning January 1, 2013, and did not have a material impact on our financial statements. This guidance did not impact the requirements for reporting of comprehensive income under FASB guidance issued in June 2011, which changed the presentation of comprehensive income in the financial statements. The guidance eliminated the presentation options contained in previous guidance and instead required entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements that show the components of net income and other comprehensive income (“OCI”), including adjustments for items that are reclassified from OCI to net income. The guidance did not change the items that must be reported in OCI or when an item of OCI must be reclassified to net income. This guidance was effective for us on January 1, 2012, and did not have a material impact on our financial statements. See “Notes to Financial Statements, Note 7, Stockholders’ Equity”, for further details.

In January 2013 and December 2011, the FASB issued authoritative guidance related to balance sheet offsetting. The 2011 guidance requires disclosures about assets and liabilities that are offset or have the potential to be offset. These disclosures are intended to address differences in the asset and liability offsetting requirements under U.S. GAAP and International Financial Reporting Standards. The 2013 guidance clarified that the disclosure requirements would apply to derivative instruments, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements and securities borrowing and securities lending arrangements that are either offset on the balance sheet or subject to an enforceable master netting arrangement or similar agreement. Both pieces of guidance were effective for us beginning January 1, 2013, with retrospective application required and did not have a material impact on our financial statements. See “Notes to Financial Statements, Note 4, Investments”, for further details.

In July 2012, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance that amends how indefinite-lived intangible assets are tested for impairment. The amendments provide an option to perform a qualitative assessment to determine whether it is necessary to perform the annual fair value calculation impairment test. This new guidance was effective for our 2013 indefinite-lived intangible asset impairment testing and did not have a material impact on our financial statements.

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

In September 2011, the FASB issued authoritative guidance that amends how goodwill is tested for impairment. The amendments provide an option to perform a qualitative assessment to determine whether it is necessary to perform the annual two-step quantitative goodwill impairment test. This guidance was effective for our 2012 goodwill impairment test and did not have a material impact on our financial statements.

In June 2011, the FASB issued authoritative guidance that changes the presentation of comprehensive income in the financial statements. The new guidance eliminates the presentation options contained in current guidance and instead requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements that show the components of net income and OCI, including adjustments for items that are reclassified from OCI to net income. The guidance does not change the items that must be reported in OCI or when an item of OCI must be reclassified to net income. In December 2011, the FASB issued a final standard to defer the new requirement to present classification adjustments out of OCI to net income on the face of the financial statements. All other requirements contained in the original statement on comprehensive income are still effective. This guidance was effective for us on January 1, 2012, and did not have a material impact on our financial statements. The required disclosures are included in our financial statements. See “Notes to Financial Statements, Note 7, Stockholder’s Equity”, for further details.

In May 2011, the FASB issued authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and makes other amendments but does not require additional fair value measurements. This guidance was effective for us on January 1, 2012, and did not have a material impact on our financial statements. See “Notes to Financial Statements, Note 8, Fair Value Measurements”, for further details.

In April 2010, the FASB issued authoritative guidance addressing how investments held through the separate accounts of an insurance entity affect the entity’s analysis. This guidance clarifies that an insurance entity should not consider any separate account interests held for the benefit of policyholders in an investment to be the insurer’s interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation. This guidance was effective for us on January 1, 2011, and did not have a material impact on our financial statements.

In January 2010, the FASB issued authoritative guidance that requires new disclosures related to fair value measurements and clarifies existing disclosure requirements about the level of disaggregation, inputs and valuation techniques. Specifically, reporting entities now must disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. In addition, in the reconciliation for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. The guidance clarifies that a reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities for disclosure of fair value measurement, considering the level of disaggregated information required by other applicable U.S. GAAP guidance and should also provide disclosures about the valuation techniques and inputs used to measure fair value for each class of assets and liabilities. This guidance was effective for us on January 1, 2010, except for the disclosures about purchases, sales, issuances and settlements in the reconciliation for Level 3 fair value measurements, which became effective for us on January 1, 2011. This guidance did not have a material impact on our financial statements. See “Notes to Financial Statements, Note 8, Fair Value Measurements”, for further details.

Use of Estimates in the Preparation of Financial Statements

The preparation of our financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes. The most critical estimates include those used in determining:

•	the fair value of investments in the absence of quoted market values;

•	investment impairments and valuation allowances;

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

•	the measurement of goodwill, indefinite lived intangible assets, finite lived intangible assets and related impairments or amortization, if any;

•	the liability for future policy benefits and claims and

•	accounting for income taxes and the valuation of deferred tax assets.

A description of such critical estimates is incorporated within the discussion of the related accounting policies that follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance industries; others are specific to our businesses and operations. Actual results could differ from these estimates.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

We classify our fixed maturities as available‑for‑sale and, accordingly, carry them at fair value. See “Notes to Financial Statements, Note 8, Fair Value Measurements”, for policies related to the determination of fair value. We determine the appropriate classification of fixed maturity securities at the time of purchase. Unrealized gains and losses related to available-for-sale securities are reflected in stockholder’s equity, net of adjustments for income taxes.

The cost of fixed maturity securities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturity securities is adjusted for declines in value that are other than temporary. In addition to realized capital gains and losses on investment sales, impairments in value deemed to be other than temporary are reported in net income as a component of net realized capital gains (losses).

Policy loans are primarily reported at cost.

Premiums Due and Other Receivables

Premiums due and other receivables consist primarily of the estimated reinsurance receivable for the ceding of business to Principal Life Insurance Company (“Principal Life”).

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for universal life, variable universal life and term life insurance.

We hold additional reserves on certain long duration contracts where benefit features result in gains in early years followed by losses in later years and universal life and variable universal life contracts that contain no lapse guarantee features.

Reserves for universal life and variable universal life contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balance that accrues to the benefit of the policyholder.

Reserves for nonparticipating term life insurance contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue liabilities upon receipt and included in other policyholder funds in the statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

Reinsurance

We enter into reinsurance agreements with Principal Life in the normal course of business. We assume reinsurance from and cede reinsurance to Principal Life. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. We had ceded reinsurance expenses of $431,250.5, $377,019.1, and $244,816.2, for the years ended December 31, 2013, 2012 and 2011, respectively. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2013 and 2012, our exposures to Principal Life in our individual life insurance business was $78,091.8 million and $48,582.3 million of life insurance in force, representing 99.9% and 99.9% of total net individual life insurance in force, respectively.

The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2013	2012	2011

Premiums and other considerations
Direct	$99,549.1	$56,634.3	$27,114.4
Assumed	7.0	6.6	6.5
Ceded	(99,549.1)	(56,634.3)	(27,114.4)
Net premiums and other considerations	$7.0	$6.6	$6.5
Benefits, claims and settlement expenses:
Direct	$174,215.8	$122,906.5	$57,924.5
Assumed	0.4	0.3	0.5
Ceded	(174,181.6)	(122,906.5)	(57,924.5)
Net benefits, claims and settlement expenses	$34.6	$0.3	$0.5

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

Traditional individual life insurance products include those products with fixed and guaranteed premiums and benefits and consist of term life insurance policies. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

Universal life and variable universal life products are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for these products consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

Separate Accounts
The separate account assets presented in the financial statements represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments. The separate account contract owner, rather than us, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any of our other business. An equivalent amount is reported as separate account liabilities, which represent the obligation to return the monies to the client. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the statements of operations.
Income Taxes
In December 2006, we became a life insurance company and began filing our own tax return and continued to do so through 2011. Beginning in 2012, we are included in the consolidated return filed by our ultimate parent, PFG. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.
Goodwill and Other Intangibles
We recorded goodwill at cost in excess of the fair value of net tangible assets at the time of our acquisition by PFS. Goodwill is not amortized. Rather, goodwill is tested for impairment during the third quarter each year or more frequently if events or changes in circumstances indicate that the asset might be impaired.
Other intangibles consist of values assigned to state licenses to sell insurance that were obtained at the time of acquisition. State licenses do not expire and have therefore been determined to have indefinite lives. Other intangibles are tested for impairment during the third quarter each year or more frequently if events or changes in circumstances indicate that the asset might be impaired.
2. Related Party Transactions
We assume reinsurance from Principal Life. Under this agreement, policy reserves assumed were $6.9 and $6.5 as of December 31, 2013 and 2012, respectively. In addition, premiums assumed for the years ending December 31, 2013, 2012, and 2011 totaled $7.0, $6.6, and $6.5, respectively.
In July 2009, we became a direct writer of life insurance policies and entered into a reinsurance transaction with Principal Life. Reinsurance premiums and other fees, expenses and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and other fees of $223,578.9, $168,371.4 and $102,608.3 were ceded under this agreement during 2013, 2012 and 2011. Reserves of $1,479,668.4 and $1,098,578.2 were ceded under this agreement during 2013 and 2012. We are contingently liable with respect to reinsurance ceded in the event that Principal Life is unable to meet the obligations it has assumed. As of December 31, 2013, and 2012 we had a $953.1 and $2,094.8 recoverable from Principal Life, respectively.
We have entered into various related party transactions with affiliates. During the years ended December 31, 2013, 2012 and 2011, we received $5,005.3, $6,207.4 and $8,411.1 respectively, of expense reimbursements from Principal Life. We have a management services agreement with Principal Global Investors, LLC and management fees paid were $61.0, $53.7, and $26.5 during the years ended December 31, 2013, 2012 and 2011, respectively.

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

PFG has agreed to guarantee that our capital and surplus meet or exceed the requirements of the State of New Jersey for a minimum of ten years pursuant to a request from the State of New Jersey. We were licensed in the State of New Jersey on January 29, 2009, and the guarantee commenced on this date.

3. Goodwill and Other Intangibles

We had goodwill of $95.0 as of both December 31, 2013 and 2012, and indefinite-lived intangible assets of $1,755.0 as of both December 31, 2013 and 2012. The indefinite-lived intangible assets consist of state licenses to sell insurance, which do not expire.

4. Investments

Fixed Maturities

The amortized cost, gross unrealized gains and losses and fair value of fixed maturities securities available-for-sale are summarized as follows:

		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value

December 31, 2013
U.S. government and agencies	$10,058.5	$-	$514.0	$9,544.5
States and political subdivisions	25,863.8	52.1	259.9	25,656.0
Corporate	38,818.4	180.1	305.2	38,693.3
Total fixed maturities,
available-for-sale	$74,740.7	$232.2	$1,079.1	$73,893.8
December 31, 2012
U.S. government and agencies	$58,653.8	$2,378.4	$-	$61,032.2
Total fixed maturities,
available-for-sale	$58,653.8	$2,378.4	$-	$61,032.2

The amortized cost and fair values of fixed maturities available-for sale at December 31, 2013, by expected maturity, are as follows:

	Amortized	Fair
	cost	value
Due after five years through ten years	$52,116.1	$51,438.9
Due after ten years	22,624.6	22,454.9
Total	$74,740.7	$73,893.8

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to establish limits.

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

Net Investment Income

Major categories of net investment income are summarized as follows:

	For the year ended December 31,
	2013	2012	2011
Fixed maturities, available-for-sale	$1,601.5	$1,057.0	$667.5
Policy loans	(0.9)	0.9	-
Cash and cash equivalents	14.4	12.0	25.3
Total	1,615.0	1,069.9	692.8
Investment expenses	(61.0)	(53.7)	(26.5)
Net investment income	$1,554.0	$1,016.2	$666.3

Net Realized Capital Gains and Losses

	For the year ended December 31,
	2013	2012	2011
Fixed maturities, available-for-sale:
Gross gains	$1,116.5	$-	$-
Gross losses	(148.1)	-	-
Net realized capital gains	$968.4	$-	$-

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale was $44,512.3 in 2013.

Other-Than-Temporary Impairments

We have a process in place to identify fixed maturity and equity securities that could potentially have a credit impairment that is other than temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Each reporting period, all securities are reviewed to determine whether an other-than-temporary decline in value exists and whether losses should be recognized. We consider relevant facts and circumstances in evaluating whether a credit or interest rate-related impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (4) our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity. To the extent we determine that a security is deemed to be other than temporarily impaired, an impairment loss is recognized. We did not recognize any other-than-temporary impairments as of December 31, 2013 and 2012.

Gross Unrealized Losses for Fixed Maturities

For fixed maturities available-for-sale with unrealized losses, including other-than-temporary impairment losses reported in OCI, as of December 31, 2013, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized position are summarized as follows:

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

	December 31, 2013
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses

Fixed maturities,
available-for-sale:
U.S. government and
agencies	$9,544.5	$514.0	$-	$-	$9,544.5	$514.0
States and political
subdivisions	19,562.2	259.9	-	-	19,562.2	259.9
Corporate	24,054.4	305.2	-	-	24,054.4	305.2
Total fixed maturities,
available-for-sale	$53,161.1	$1,079.1	$-	$-	$53,161.1	$1,079.1

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired at December 31, 2013.

Net Unrealized Gains and Losses on Available-for-Sale Securities

The net unrealized gains and losses on investments in fixed maturities available-for-sale are reported as a separate component of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities was as follows:

	December 31,
	2013	2012

Net unrealized gains/(losses) on fixed maturities, available-for-sale	$(846.9)	$2,378.4
Provision for deferred income taxes	296.4	(832.4)
Net unrealized gains/(losses) on available-for-sale securities	$(550.5)	$1,546.0

5. Insurance Liabilities

Contractholder Funds

Our contractholder funds consist entirely of reserves for universal life, variable universal life and term life insurance.

Future Policy Benefits and Claims

Incurred liability adjustments relating to prior years, which affected current operations during 2013, 2012 and 2011, resulted in part from changes in the estimates for incurred but not reported (“IBNR”) claims. Historical trends have been considered in establishing the current year IBNR liability. As of December 31, 2013 and 2012, unpaid claim liabilities were $23,481.4 and $17,174.2, respectively, which were 100% reinsured to Principal Life.

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

Other Policyholder Funds
Other policyholder funds consist of unearned and advanced premiums and fees.
6. Income Taxes
Income Tax Expense
Our income tax expense was as follows:

	For the year ended December 31,
	2013	2012	2011

Current income taxes:
U.S. federal	$5,814.3	$6,061.6	$6,775.8
Total current income taxes	5,814.3	6,061.6	6,775.8
Total deferred income tax benefits	(5,631.3)	(6,193.8)	(6,788.5)
Total income taxes (benefits)	$183.0	$(132.2)	$(12.7)
Effective Income Tax Rate
Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective tax rate is as follows:

	For the year ended December 31,
	2013	2012	2011

U.S. corporate tax rate	35%	35%	35%
Stock options	86	(8)	(26)
Other	(1)	(1)	(5)
Effective income tax rate	120%	26%	4%
Net Deferred Income Taxes
Significant components of our net deferred income taxes were as follows:

	December 31,
	2013	2012

Deferred tax assets:
Net unrealized losses on available-for-sale securities	$296.4	$-
Stock based compensation	341.5	316.7
Deferred acquisition costs	18,521.9	12,851.8
Other deferred income tax assets	2,003.6	1,648.1
Total deferred income tax assets	21,163.4	14,816.6
Deferred income tax liabilities:
Net unrealized gains on available-for-sale securities	-	(832.4)
Intangible assets	(440.4)	(396.8)
Policy loans	(1,672.3)	(1,483.6)
Other deferred income tax liabilities	(336.9)	(150.1)
Total deferred income tax liabilities	(2,449.6)	(2,862.9)
Total net deferred income tax assets	$18,713.8	$11,953.7
As of December 31, 2013 and 2012, we did not have any unrecognized tax benefits. We recognize interest and penalties related to uncertain tax positions in operating expenses. As of both December 31, 2013 and 2012, we did not recognize accumulated pre-tax interest and penalties related to unrecognized tax benefits.

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

7. Stockholder's Equity

Other Comprehensive Income (Loss)

	For the year ended December 31, 2013
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized losses on available-for-sale securities
during the period	$(2,256.9)	$789.8	$(1,467.1)
Reclassification adjustment for gains included in net income	(968.4)	339.0	(629.4)
Other comprehensive loss	$(3,225.3)	$1,128.8	$(2,096.5)

	For the year ended December 31, 2012
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities
during the period	$408.8	$(143.0)	$265.8
Other comprehensive income	$408.8	$(143.0)	$265.8

	For the year ended December 31, 2011
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities
during the period	$1,759.1	$(615.7)	$1,143.4
Other comprehensive income	$1,759.1	$(615.7)	$1,143.4

Accumulated Other Comprehensive Income (Loss)

A rollforward of accumulated other comprehensive income consisting entirely of net unrealized gains/(losses) on available-for-sale securities, was as follows:

Net unrealized
gains (losses) on
available-for-sale
securities

Balance at January 1, 2011	$136.8
Other comprehensive income	1,143.4
Balance at December 31, 2011	1,280.2
Other comprehensive income	265.8
Balance at December 31, 2012	1,546.0
Other comprehensive loss	(2,096.5)
Balance at December 31, 2013	$(550.5)

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

Dividend Limitations
Under Iowa law, we may pay stockholder dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. In general, the current statutory limitation is the greater of 10% of our policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2013 statutory results, we could not pay stockholder dividends in 2014.
Additional Paid-In Capital
The expenses related to stock based compensation issued by PFG are allocated to all of its subsidiaries. The allocation of equity awards, which amounted to $2,826.3, $2,162.3and $978.2 for the years ended December 31, 2013, 2012, and 2011, respectively, are not settled in cash and, therefore, are reported as equity.
8. Fair Value Measurements
We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from these fair value disclosure requirements.
Valuation Hierarchy
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•
Level 1 - Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities. Our Level 1 assets include highly liquid U.S. Treasury bonds and exchange-traded common stock in our separate accounts.

•
Level 2 - Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. Our Level 2 assets include fixed maturity securities that are priced by third-party pricing services.

•	Level 3 - Fair values are based on significant unobservable inputs for the asset or liability. We have no Level 3 assets and liabilities.

Determination of Fair Value
The following discussion describes the valuation methodologies used for assets and liabilities measured or disclosed at fair value. The techniques utilized in estimating the fair values of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.
Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2013.

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

Fixed Maturities

Fixed maturities include public and private bonds. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds.

When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes public and private bonds, are generally reflected in Level 2.

If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available, which are reflected in Level 3. These models primarily use projected cash flows discounted using a rate derived from market interest rate curves and relevant risk spreads.

The primary inputs, by asset class, for valuations of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.

U.S. Government and Agencies. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.

States and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.

Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer.

Separate Account Assets

Separate account assets include common stock for which fair values are determined using quoted prices in active markets for identical assets, which are reflected in Level 1.

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below.

	As of December 31, 2013
	Assets	Fair value hierarchy level
	measured at fair
	value	Level 1	Level 2	Level 3

Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$9,544.5	$9,544.5	$-	$-
States and political subdivisions	25,656.0	-	25,656.0	-
Corporate	38,693.3	-	38,693.3	-
Total Fixed maturities, available-for-sale	73,893.8	9,544.5	64,349.3	-
Separate accounts assets	25,890.4	25,890.4	-	-
Total assets	$99,784.2	$35,434.9	$64,349.3	$-

	As of December 31, 2012
	Assets	Fair value hierarchy level
	measured at fair
	value	Level 1	Level 2	Level 3

Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$61,032.2	$56,233.7	$4,798.5	$-
Total Fixed maturities, available-for-sale	61,032.2	56,233.7	4,798.5	-
Separate accounts assets	6,656.7	6,656.7	-	-
Total assets	$67,688.9	$62,890.4	$4,798.5	$-

We did not have any transfers between fair value hierarchy levels during 2013 or 2012.

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value were as follows:

	December 31, 2013
	Carrying		Fair value hierarchy level
	amount	Fair value	Level 1	Level 2	Level 3

Assets
Policy loans	$4,778.0	$5,397.3	$-	$-	$5,397.3
Cash and cash equivalents	1,368.8	1,368.8	1,368.8	-	-

	December 31, 2012
	Carrying		Fair value hierarchy level
	amount	Fair value	Level 1	Level 2	Level 3

Assets
Policy loans	$4,238.9	$5,157.5	$-	$-	$5,157.5
Cash and cash equivalents	12,768.0	12,768.0	12,768.0	-	-

Policy Loans

Fair values of policy loans are estimated by discounting expected cash flows using a risk-free rate based on the Treasury curve. The expected cash flows reflect an estimate of timing of the repayment of loans. These are reflected in Level 3.

Cash and Cash Equivalents

Carrying amounts of cash and cash equivalents approximate fair values, which are reflected in Level 1 given the nature of cash.

9. Statutory Insurance Financial Information

We prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “State of Iowa”). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices.

Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2013, we meet the minimum RBC requirements.

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

Statutory net loss and statutory capital and surplus were as follows:

	As of or for the year ended
	December 31,
	2013	2012	2011

Statutory net loss	$(6,385.7)	$(5,957.1)	$(6,981.9)
Statutory capital and surplus	84,236.6	70,772.1	58,113.8

10. Segment Information

The U.S. Insurance Solutions segment provides individual life insurance throughout the United States, except for the state of New York.

The Corporate segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate segment primarily reflect our financing activities (including interest expense), income on capital not allocated to other segments, inter-segment eliminations, income tax risks and certain income, expenses and other after-tax adjustments not allocated to the segments based on the nature of such items.

Management uses segment operating earnings in goal setting, as a basis for determining employee compensation and in evaluating performance on a basis comparable to that used by securities analysts. We determine segment operating earnings by adjusting U.S. GAAP net income for net realized capital gains (losses), as adjusted, and other after-tax adjustments which management believes are not indicative of overall operating trends. Segment operating revenues exclude net realized capital gains (losses). While these items may be significant components in understanding and assessing the financial performance, management believes the presentation of segment operating earnings enhances the understanding of our results of operations by highlighting earnings attributable to the normal ongoing operations of the business.

The accounting policies of the segments are consistent with the accounting policies for the financial statements, with the exception of income tax allocation. The Corporate segment functions to absorb the risk inherent in interpreting and applying tax law. The segments are allocated tax adjustments consistent with the positions we took on tax returns. The Corporate segment results reflect any differences between the tax returns and the estimated resolution of any disputes.

The following tables summarize selected financial information by segment and reconcile segment totals to those reported in the financial statements:

	December 31,
	2013	2012
Assets:
U.S. Insurance Solutions	$1,513,931.5	$1,114,380.3
Corporate	94,361.8	83,804.3
Total assets	$1,608,293.3	$1,198,184.6

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

	For the year ended December 31,
	2013	2012	2011

Operating revenues by segment:
U.S. Insurance Solutions	$456.2	$449.4	$320.2
Corporate	1,587.8	1,048.2	690.3
Total segment operating revenue	2,044.0	1,497.6	1,010.5
Net realized capital gains	968.4	-	-
Total revenues per consolidated statements of operations	3,012.4	1,497.6	1,010.5
Operating loss by segment, net of related income taxes:
U.S. Insurance Solutions	$(1,438.1)	$(824.3)	$(499.7)
Corporate	777.6	452.3	199.1
Total segment operating loss net of related income taxes:	(660.5)	(372.0)	(300.6)
Net realized capital gains	629.4	-	-
Net loss per statements of operations	$(31.1)	$(372.0)	$(300.6)

The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining operating earnings. Segment income taxes are reconciled to income taxes reported on our statement of operations.

	For the year ended December 31,
	2013	2012	2011

Income tax expense (benefit) by segment:
U.S. Insurance Solutions	$(576.8)	$(383.1)	$(145.7)
Corporate	420.9	250.9	133.0
Total segment income taxes from operating earnings	(155.9)	(132.2)	(12.7)
Tax expense related to net realized capital gains	338.9	-	-
Total income tax expense (benefit) per statements of operations	$183.0	$(132.2)	$(12.7)

The following is a summary of depreciation and amortization expense allocated to our segments for purposes of determining operating earnings. Segment depreciation and amortization equates to depreciation and amortization included in our statements of operations.

	For the year ended December 31,
	2013	2012	2011

Depreciation and amortization expense by segment:
U.S. Insurance Solutions	$2,665.8	$1,844.8	$1,549.9
Total depreciation and amortization expense included in our
statements of operations	$2,665.8	$1,844.8	$1,549.9

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

The following table summarizes operating revenues for our products and services:

	For the year ended December 31,
	2013	2012	2011

U.S. Insurance Solutions:
Individual life insurance	$456.2	$449.4	$320.2
Corporate	1,587.8	1,048.2	690.3
Total operating revenues	2,044.0	1,497.6	1,010.5
Net realized capital gains	968.4	-	-
Total revenues per statements of operations	3,012.4	1,497.6	1,010.5